UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

Money Market Funds

UBS RMA
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund
Semiannual Report
December 31, 2010

UBS RMA

February 15, 2011

Dear shareholder,
We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2010.

Performance
While the US economy continued to expand, continued elevated unemployment caused the Federal Reserve Board (the “Fed”) to maintain the federal funds rate at a historically low range between 0% and 0.25% during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) As a result, the yields of the securities in which the Funds invest remained extremely low, which impacted the Funds’ yields.

As of December 31, 2010, after fee waivers/expense reimbursements, the Funds’ seven-day current yields were:

• UBS RMA Money Market Portfolio:
0.01%, versus 0.01% on June 30, 2010;

• UBS RMA U.S. Government Portfolio:
0.01%, versus 0.01% on June 30, 2010;

UBS RMA Money Market
Portfolio
UBS RMA U.S. Government
Portfolio
Investment goal
(both Portfolios):
Maximum current income
consistent with preservation
of capital and liquidity
Portfolio Manager
(both Portfolios):
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.*
Commencement
(both Portfolios):
October 4, 1982
Dividend payment
(both Portfolios):
Monthly
UBS RMA Tax-Free Fund Inc.
UBS RMA California
Municipal Money Fund
UBS RMA New York
Municipal Money Fund
UBS RMA New Jersey
Municipal Money Fund

*	Effective March 1, 2011, UBS Financial Services Inc. is expected to cease serving as the Fund’s investment advisor, and UBS Global Asset Management (Americas) Inc. is expected to transition from serving as sub-advisor to serving as the Fund’s sole investment advisor.

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UBS RMA

•	UBS RMA Tax-Free Fund Inc.: 0.01%, versus 0.01% on June 30, 2010;

•	UBS RMA California Municipal Money Fund: 0.01%, versus 0.01% on June 30, 2010;

•	UBS RMA New York Municipal Money Fund: 0.01%, versus 0.01% on June 30, 2010;

•	UBS RMA New Jersey Municipal Money Fund: 0.01%, versus 0.01% on June 30, 2010;

(For more on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 8.)

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	The overall US economy expanded during the reporting period. However, there continued to be several areas of weakness, most notably unemployment that remained above 9%, which held back a more robust expansion.

Investment goal
(all four Funds):
Maximum current income
exempt from federal and/or a
specific state’s personal
income taxes consistent with
preservation of capital and
liquidity

Portfolio Managers
(all four Funds)
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset Management
(Americas) Inc.*

Commencement:
Tax Free—October 4, 1982
California Municipal—
November 7, 1988
New York Municipal—
November 10, 1988
New Jersey Municipal—
February 1, 1991

Dividend payment
(all four Funds):
Monthly

Looking back, gross domestic product (“GDP”) growth was 3.7% during the first quarter of 2010. GDP growth was then 1.7% and 2.6%, respectively, during the second and third quarters of the year. The Commerce Department’s initial estimate for GDP growth in the fourth quarter was 3.2%. The US economy has now expanded for six consecutive quarters.

*	Effective March 1, 2011, UBS Financial Services Inc. is expected to cease serving as the Fund’s investment advisor, and UBS Global Asset Management (Americas) Inc. is expected to transition from serving as sub-advisor to serving as the Fund’s sole investment advisor.

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UBS RMA

Despite the economy’s ongoing growth, the Fed remained concerned about continued elevated unemployment and the potential for deflation. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) At its meeting in September 2010, the Fed stated that “the Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery and to return inflation, over time, to levels consistent with its mandate.”

Given this pronouncement, it was no surprise when the Fed took additional action in November 2010 in an attempt to stimulate the economy. Saying that “the pace of recovery in output and employment continues to be slow,” the Fed launched another round of quantitative easing that calls for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	How was UBS RMA Money Market Portfolio managed during the period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM). When the reporting period began, the Fund was defensively positioned, with a WAM of 35 days. This was due to continued concerns and uncertainties regarding the European sovereign debt crisis. As these issues appeared to moderate, we then moved to extend the Fund’s WAM in order to generate incremental yield. Toward the end of the period we again reduced the Fund’s WAM given a re-escalation of the sovereign debt crisis. As of December 31, 2010, the Fund’s WAM was 44 days.

At the issuer level, we maintained a greater-than-usual level of diversification over the six-month period by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, however, we slightly increased our single issuer exposure, typically purchasing up to 3% in single nongovernment issuers by the end of the reporting period. The Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

In terms of securities, we increased the Fund’s exposure to commercial paper, certificates of deposit, bank notes and short-term corporate obligations over

3

UBS RMA

the six-month period. In contrast, we decreased the Fund’s exposure to US government and agency obligations, repurchase agreements and time deposits. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	How was the UBS RMA U.S. Government Portfolio managed during the period?
A.	During the period, the Fund’s WAM was increased from 38 to 50 days. This was done in anticipation of a decrease in the supply of repurchase agreements at the end of the year. By increasing the Fund’s WAM we were able to generate incremental yield.

Given the decrease in supply toward the end of the period, the Fund’s exposure to repurchase agreements declined over the six-months ended December 31, 2010. In contrast, the Fund’s allocation to US government and agency obligations increased over the period.

Q.	How were the RMA Tax-Free, RMA California Municipal, RMA New York Municipal and RMA New Jersey Municipal Money Funds managed during the period?
A.	We continued to actively manage the Funds’ portfolios through our strong emphasis on credit analysis. This was especially important in the overall challenging municipal environment. We increased the weighted average maturity (WAM) for each of the Funds, except RMA California Municipal—where the WAM remained the same. While the yield curve continued to be fairly flat, we found some opportunities further out on the curve to generate incremental yield.

From a sector perspective, the Funds continued to emphasize VRDNs[1] with yields that reset on a daily or weekly basis. To maintain the Funds’ high credit quality, we had minimal exposure to VRDNs that we felt had weaker letters of credit (LOC) (a form of credit enhancement). During the reporting period, we increased the Funds’ allocation to tax-exempt commercial paper in order to generate additional yield in the low interest rate environment. In particular,

[1]	A variable rate demand note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put,” the security at par with seven days’ notice or, in some cases, one day’s notice.

4

UBS RMA

we emphasized securities with 90-day maturities given their yield advantage and attractive valuations.

A number of common themes were prevalent in the state-specific Funds. For example, we emphasized high quality essential service revenue bonds. These included water, sewer and select utilities that met our stringent credit criteria. Within the tax-exempt commercial paper market, we favored high quality issuers that were less reliant on state funding. In many cases, we also were drawn to larger counties with ample liquidity and solid revenue streams. As always, we continued to diversify our holdings to mitigate exposure to any single entity.

Q.	What is your outlook for the economy?
A.	We expect that the US economy, which has surprised investors with its resiliency in 2010, will also surprise positively in 2011. We believe two forces will likely shape the macro picture in 2011: first, the global industrial cycle is reaccelerating after a brief dip, and this cyclical upswing will likely be an important driver for the financial markets. Second, the recovery appears to be on the threshold of moving from the rebound to the expansion phase, as suggested by recent movements of global risk appetite. In addition, accommodative Fed monetary policy could further support the solid foundation for broader and more sustainable growth.

Q.	How have regulatory changes announced earlier this year impacted the availability of Fund information?
A.	In response to revisions to the US Securities and Exchange Commission’s (“SEC”) rules governing money market funds, beginning on October 7, 2010, the Fund began disclosing, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life. Also, beginning in February 2011, the Fund began including a link on UBS’s Web site to more detailed Fund information appearing in filings with the SEC on Form N-MFP. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Fund’s prospectus, which is also available at the above Web site.

5

UBS RMA

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.**

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS RMA Money	Portfolio Manager—
Fund Inc.	UBS RMA Tax-Free Fund Inc.
(UBS RMA Money Market Portfolio	UBS RMA California Municipal
and UBS RMA U.S. Government	Money Fund
Portfolio)	UBS RMA New York Municipal
UBS RMA Tax-Free Fund Inc.	Money Fund
UBS Managed Municipal Trust	UBS RMA New Jersey Municipal
(UBS RMA California Municipal	Money Fund
Money Fund and UBS RMA	Managing Director
New York Municipal Money Fund)	UBS Global Asset Management
UBS Municipal Money Market Series	(Americas) Inc.
(UBS RMA New Jersey Municipal
Money Fund)
Managing Director
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS RMA Money Market Portfolio	UBS RMA Tax-Free Fund Inc.
UBS RMA U.S. Government Portfolio	UBS RMA California Municipal
Managing Director	Money Fund
UBS Global Asset Management	UBS RMA New York Municipal
(Americas) Inc.	Money Fund
UBS RMA New Jersey Municipal
Money Fund
Director
UBS Global Asset Management
(Americas) Inc.

6

UBS RMA

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2010. The views and opinions in the letter were current as of February 15, 2011. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

** Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

7

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/10	06/30/10	12/31/09

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	44 days	35 days	46 days

Net assets (bn)	$15.1	$14.4	$15.2

Portfolio composition[3]	12/31/10	06/30/10	12/31/09

Commercial paper	46.3%	42.9%	51.2%

US government and agency obligations	25.0	29.4	21.4

Certificates of deposit	19.2	17.3	17.6

Repurchase agreements	4.6	8.2	3.4

Bank note	2.3	—	2.0

Short-term corporate obligations	1.6	1.5	2.1

Time deposit	1.0	2.8	2.3

Money market fund	—	—	0.8

Other assets less liabilities	0.0 [4]	(2.1)	(0.8)

Total	100.0%	100.0%	100.0%

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/10	06/30/10	12/31/09

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	50 days	38 days	48 days

Net assets (bn)	$3.6	$3.6	$4.1

Portfolio composition[3]	12/31/10	06/30/10	12/31/09

US government and agency obligations	59.5%	45.9%	67.6%

Repurchase agreements	40.5	54.0	32.3

Other assets less liabilities	0.0 [4]	0.1	0.1

Total	100.0%	100.0%	100.0%

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.
[2]	The Portfolios are actively managed and their weighted average maturities will differ over time.
[3]	Weightings represent percentages of net assets as of the dates indicated. The Portfolios are actively managed and their compositions will vary over time.
[4]	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

8

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	12/31/10	06/30/10	12/31/09

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	22 days	14 days	18 days

Net assets (bn)	$4.4	$4.4	$4.9

Portfolio composition[3]	12/31/10	06/30/10	12/31/09

Municipal bonds and notes	93.4%	93.3%	93.8%

Tax-exempt commercial paper	8.6	7.2	6.6

Other assets less liabilities	(2.0)	(0.5)	(0.4)

Total	100.0%	100.0%	100.0%

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/10	06/30/10	12/31/09

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	17 days	17 days	9 days

Net assets (bn)	$0.9	$1.0	$1.1

Portfolio composition[3]	12/31/10	06/30/10	12/31/09

Municipal bonds and notes	90.6%	93.2%	95.3%

Tax-exempt commercial paper	10.5	8.7	4.2

Money market fund	—	—	1.4

Other assets less liabilities	(1.1)	(1.9)	(0.9)

Total	100.0%	100.0%	100.0%

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.
[2]	The Funds are actively managed and their weighted average maturities will differ over time.
[3]	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

9

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/10	06/30/10	12/31/09

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	18 days	14 days	20 days

Net assets (bn)	$0.9	$0.9	$1.0

Portfolio composition[3]	12/31/10	06/30/10	12/31/09

Municipal bonds and notes	95.7%	98.2%	96.1%

Tax-exempt commercial paper	5.5	2.5	3.8

Other assets less liabilities	(1.2)	(0.7)	0.1

Total	100.0%	100.0%	100.0%

UBS RMA New Jersey Municipal Money Fund

Yields and characteristics	12/31/10	06/30/10	12/31/09

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	17 days	9 days	17 days

Net assets (mm)	$266.6	$271.8	$304.7

Portfolio composition[3]	12/31/10	06/30/10	12/31/09

Municipal bonds and notes	89.6%	89.2%	89.3%

Tax-exempt commercial paper	10.4	10.2	10.5

Other assets less liabilities	0.0 [4]	0.6	0.2

Total	100.0%	100.0%	100.0%

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.
[2]	The Funds are actively managed and their weighted average maturities will differ over time.
[3]	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.
[4]	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—24.96%

Federal Home Loan Bank
0.150%, due 01/19/11[1]	$143,257,000	$143,246,256

0.160%, due 02/02/11[1]	183,475,000	183,448,906

0.185%, due 02/02/11[1]	45,000,000	44,992,600

0.165%, due 02/04/11[1]	55,000,000	54,991,429

0.130%, due 02/16/11[1]	96,000,000	95,984,053

0.140%, due 02/25/11[1]	150,000,000	149,967,917

0.210%, due 03/14/11	40,000,000	39,998,309

0.270%, due 03/30/11[2]	162,250,000	162,250,000

0.200%, due 05/13/11[1]	163,000,000	162,880,467

0.500%, due 05/17/11[1]	76,750,000	76,605,028

0.580%, due 05/27/11	80,000,000	80,000,000

Federal Home Loan Mortgage Corp.*
0.270%, due 01/03/11[1]	73,000,000	72,998,905

0.185%, due 01/18/11[1]	103,941,000	103,931,919

0.290%, due 01/25/11[1]	217,468,000	217,425,956

0.150%, due 02/08/11[1]	143,649,000	143,626,255

0.210%, due 02/08/11[1]	191,000,000	190,957,662

0.140%, due 02/15/11[1]	200,000,000	199,965,000

0.220%, due 03/28/11[1]	86,613,000	86,567,480

0.300%, due 05/16/11[1]	46,000,000	45,948,250

0.210%, due 06/20/11[1]	100,000,000	99,900,833

0.330%, due 07/19/11[1]	150,000,000	149,726,375

0.260%, due 09/30/11[1]	140,000,000	139,724,978

Federal National Mortgage Association*
0.190%, due 01/12/11[1]	44,970,000	44,967,389

0.185%, due 01/18/11[1]	63,268,000	63,262,473

0.173%, due 02/01/11[1]	110,000,000	109,983,660

0.180%, due 02/28/11[1]	95,000,000	94,972,450

0.410%, due 07/06/11[1]	127,000,000	126,730,972

US Treasury Bills
0.060%, due 01/20/11[1]	140,000,000	139,995,567

0.125%, due 02/17/11[1]	140,000,000	139,977,153

0.190%, due 05/26/11[1]	39,000,000	38,970,154

0.191%, due 05/26/11[1]	140,000,000	139,892,579

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UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes
4.875%, due 04/30/11	$90,750,000	$92,108,156

4.875%, due 07/31/11	125,000,000	128,356,107

Total US government and agency obligations
(cost—$3,764,355,238)		3,764,355,238

Time deposit—1.01%

Banking-non-US—1.01%
Societe Generale, Cayman Islands
0.150%, due 01/03/11 (cost—$153,000,000)	153,000,000	153,000,000

Bank note—2.33%

Banking-US—2.33%
Bank of America N.A.
0.220%, due 01/26/11 (cost—$352,000,000)	352,000,000	352,000,000

Certificates of deposit—19.15%

Banking-non-US—19.15%
Abbey National Treasury Services PLC
0.439%, due 01/18/11[2]	155,000,000	155,000,000

Bank of Montreal
0.250%, due 01/27/11	50,000,000	50,000,000

Bank of Nova Scotia
0.300%, due 01/03/11[2]	60,500,000	60,500,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.260%, due 01/12/11	54,000,000	54,000,000

0.280%, due 02/03/11	135,000,000	135,000,000

0.280%, due 02/10/11	67,000,000	67,000,000

BNP Paribas SA
0.439%, due 01/18/11[2]	64,250,000	64,250,000

0.390%, due 04/07/11	116,000,000	116,000,000

Credit Agricole CIB
0.300%, due 01/13/11	72,000,000	72,000,000

0.300%, due 01/18/11	50,000,000	50,000,000

0.320%, due 01/31/11	117,000,000	117,000,000

Credit Suisse First Boston
0.260%, due 02/24/11	182,000,000	182,000,000

Deutsche Bank AG
0.280%, due 01/18/11	215,000,000	215,000,000

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UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Lloyds TSB Bank PLC
0.289%, due 01/19/11[2]	$75,000,000	$75,000,000

Mizuho Corporate Bank Ltd.
0.250%, due 01/05/11	225,000,000	225,000,000

0.270%, due 01/20/11	147,000,000	147,000,000

National Australia Bank Ltd.
0.323%, due 01/10/11[2]	19,750,000	19,750,000

0.309%, due 01/19/11[2]	35,000,000	34,994,208

Natixis
0.390%, due 01/03/11[2]	120,000,000	120,000,000

0.270%, due 01/05/11	100,000,000	100,000,000

Nordea Bank Finland
0.280%, due 03/14/11	50,000,000	50,000,000

0.280%, due 03/17/11	115,000,000	115,000,000

Royal Bank of Canada
0.370%, due 01/03/11[2]	58,750,000	58,750,000

Royal Bank of Scotland PLC
0.288%, due 01/25/11[2]	155,000,000	155,000,000

Sumitomo Mitsui Banking Corp.
0.260%, due 01/18/11	100,000,000	100,000,000

0.300%, due 03/14/11	140,000,000	140,000,000

Svenska Handelsbanken
0.275%, due 03/14/11	144,000,000	144,000,000

Westpac Banking Corp.
0.380%, due 01/03/11[2]	65,250,000	65,250,000

Total certificates of deposit (cost—$2,887,494,208)		2,887,494,208

Commercial paper[1]—46.33%

Asset backed-banking—0.68%
Atlantis One Funding
0.350%, due 05/27/11	102,000,000	101,855,217

Asset backed-miscellaneous—20.69%
Amsterdam Funding Corp.
0.220%, due 01/05/11	87,000,000	86,997,873

0.230%, due 01/12/11	95,000,000	94,993,324

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UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC
0.270%, due 01/10/11	$75,000,000	$74,994,937

0.270%, due 01/12/11	50,000,000	49,995,875

0.260%, due 02/10/11	96,000,000	95,972,267

Barton Capital LLC
0.250%, due 01/06/11	172,837,000	172,830,999

0.250%, due 01/07/11	19,250,000	19,249,198

0.240%, due 01/19/11	30,009,000	30,005,399

Bryant Park Funding LLC
0.250%, due 01/03/11	110,000,000	109,998,472

Chariot Funding LLC
0.230%, due 01/11/11	50,000,000	49,996,805

0.230%, due 01/12/11	30,000,000	29,997,892

0.230%, due 01/13/11	145,020,000	145,008,882

0.260%, due 01/26/11	59,000,000	58,989,347

0.270%, due 02/10/11	50,000,000	49,985,000

Ciesco LLC
0.120%, due 01/03/11	45,000,000	44,999,700

Fairway Finance Co. LLC
0.260%, due 02/10/11	45,033,000	45,019,990

Falcon Asset Securitization Corp.
0.280%, due 02/07/11	71,000,000	70,979,568

Jupiter Securitization Co. LLC
0.230%, due 01/12/11	75,000,000	74,994,729

0.230%, due 01/13/11	20,000,000	19,998,467

0.230%, due 01/18/11	51,015,000	51,009,459

0.260%, due 02/01/11	33,000,000	32,992,612

0.260%, due 03/07/11	50,000,000	49,976,528

Liberty Street Funding LLC
0.250%, due 01/19/11	46,000,000	45,994,250

0.280%, due 03/24/11	25,000,000	24,984,055

LMA Americas LLC
0.260%, due 01/12/11	52,500,000	52,495,829

Market Street Funding LLC
0.270%, due 01/07/11	55,047,000	55,044,523

14

UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(continued)
Market Street Funding LLC (concluded)
0.270%, due 01/19/11	$40,000,000	$39,994,600

0.260%, due 01/25/11	16,887,000	16,884,073

Old Line Funding Corp.
0.270%, due 01/10/11	47,680,000	47,676,782

0.230%, due 01/13/11	50,014,000	50,010,166

0.280%, due 01/18/11	40,033,000	40,027,707

0.270%, due 02/18/11	100,000,000	99,964,000

0.270%, due 03/10/11	50,000,000	49,974,500

0.270%, due 03/11/11	77,968,000	77,927,651

0.270%, due 03/21/11	48,102,000	48,073,500

Regency Markets No. 1 LLC
0.250%, due 01/18/11	75,000,000	74,991,146

0.250%, due 01/19/11	72,306,000	72,296,962

0.260%, due 01/19/11	35,000,000	34,995,450

Salisbury Receivables Co. LLC
0.240%, due 01/10/11	65,000,000	64,996,100

Sheffield Receivables Corp.
0.270%, due 01/07/11	46,000,000	45,997,930

0.280%, due 01/31/11	95,000,000	94,977,833

0.260%, due 02/15/11	76,000,000	75,975,300

0.260%, due 02/16/11	20,000,000	19,993,356

0.270%, due 03/07/11	25,000,000	24,987,812

0.270%, due 03/08/11	71,000,000	70,964,855

0.270%, due 03/14/11	35,000,000	34,981,100

Thames Asset Global Securitization No. 1
0.240%, due 01/20/11	100,000,000	99,987,333

Thunderbay Funding
0.240%, due 01/24/11	70,027,000	70,016,262

0.270%, due 02/22/11	97,000,000	96,962,170

Variable Funding Capital Corp.
0.270%, due 01/21/11	50,000,000	49,992,500

0.270%, due 02/02/11	30,000,000	29,992,800

15

UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Windmill Funding Corp.
0.230%, due 01/14/11	$50,000,000	$49,995,847

		3,120,143,715

Asset backed-securities—2.12%
Grampian Funding LLC
0.320%, due 01/13/11	100,000,000	99,989,333

0.320%, due 01/27/11	70,000,000	69,983,822

0.320%, due 02/04/11	50,000,000	49,984,889

0.320%, due 03/07/11	40,000,000	39,976,889

0.320%, due 03/09/11	60,000,000	59,964,267

		319,899,200

Banking-non-US—1.87%
ANZ National International Ltd.
0.330%, due 05/09/11	68,000,000	67,920,213

BPCE SA
0.320%, due 01/21/11	75,000,000	74,986,667

Westpac Securities NZ Ltd.
0.370%, due 01/03/11[2,3]	104,500,000	104,500,000

0.341%, due 01/21/11[2,3]	35,000,000	35,000,000

		282,406,880

Banking-US—15.54%
Barclays US Funding Corp.
0.290%, due 02/01/11	142,000,000	141,964,539

BNP Paribas Finance
0.340%, due 01/24/11	96,000,000	95,979,147

0.540%, due 02/04/11	102,500,000	102,447,725

Danske Corp.
0.270%, due 01/07/11	100,000,000	99,995,500

0.290%, due 01/20/11	94,000,000	93,985,613

0.300%, due 01/21/11	125,000,000	124,979,167

Deutsche Bank Financial LLC
0.230%, due 01/03/11	100,000,000	99,998,722

0.340%, due 05/18/11	120,000,000	119,844,733

Dexia Delaware LLC
0.150%, due 01/03/11	150,000,000	149,998,750

16

UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Banking-US—(concluded)
Dexia Delaware LLC (concluded)
0.190%, due 01/03/11	$50,000,000	$49,999,472

0.350%, due 01/05/11	225,000,000	224,991,250

ING (US) Funding LLC
0.220%, due 01/07/11	170,000,000	169,993,767

0.300%, due 01/20/11	75,000,000	74,988,125

0.560%, due 02/11/11	121,500,000	121,422,510

Natixis US Finance Co. LLC
0.260%, due 01/04/11	150,000,000	149,996,750

Nordea N.A., Inc.
0.275%, due 02/10/11	125,000,000	124,961,806

0.275%, due 03/04/11	87,700,000	87,658,464

Societe Generale N.A., Inc.
0.330%, due 01/10/11	100,000,000	99,991,750

0.330%, due 03/07/11	100,000,000	99,940,417

0.410%, due 04/07/11	110,000,000	109,879,733

		2,343,017,940

Beverage/bottling—1.46%
Coca-Cola Co.
0.240%, due 01/18/11	70,000,000	69,992,067

0.250%, due 03/17/11	150,000,000	149,921,875

		219,913,942

Consumer products-non durables—1.36%
Procter & Gamble Co.
0.230%, due 03/08/11	31,000,000	30,986,928

Procter & Gamble International Funding SCA
0.170%, due 01/10/11	174,300,000	174,292,592

		205,279,520

Finance-captive automotive—1.94%
Toyota Motor Credit Corp.
0.300%, due 01/26/11	145,000,000	144,969,792

0.320%, due 03/03/11	103,000,000	102,944,151

0.400%, due 06/06/11	45,000,000	44,922,000

		292,835,943

17

UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(concluded)

Food/beverage—0.67%
Nestle Capital Corp.
0.050%, due 01/03/11	$100,000,000	$99,999,722

Total commercial paper (cost—$6,985,352,079)		6,985,352,079

Short-term corporate obligations—1.56%

Finance-captive automotive—0.23%
Toyota Motor Credit Corp.
0.263%, due 01/10/11[2]	35,000,000	35,000,000

Supranationals—1.33%
European Bank for Reconstruction & Development
0.400%, due 03/25/11[1]	150,000,000	149,861,667

International Bank for Reconstruction & Development
0.180%, due 03/14/11[1]	50,000,000	49,982,000

		199,843,667

Total short-term corporate obligations (cost—$234,843,667)		234,843,667

Repurchase agreements—4.65%

Repurchase agreement dated 12/31/10 with Goldman Sachs & Co., 0.070% due 01/03/11, collateralized by $31,077,000 US Treasury Bills, zero coupon due 04/14/11, $89,080,100 US Treasury Bonds, 4.500% to 8.875% due 11/15/16 to 05/15/38, $45,981,500 US Treasury Inflation Index Notes, 3.000% due 07/15/12 and $220,602,800 US Treasury Notes, 0.750% to 4.750% due 10/31/12 to 03/31/16; (value—$433,500,095); proceeds: $425,002,479	425,000,000	425,000,000

Repurchase agreement dated 12/31/10 with Goldman Sachs & Co., 0.140% due 01/03/11, collateralized by $175,320,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 3.750% due 06/07/11 to 03/27/19; (value—$178,500,457); proceeds: $175,002,042	175,000,000	175,000,000

Repurchase agreement dated 12/31/10 with Morgan Stanley & Co., 0.120% due 01/03/11, collateralized by $78,062,300 US Treasury Bond Principal Strips, 5.000% due 05/15/37 and $75,693,200 US Treasury Notes, 2.500% to 3.125% due 03/31/13 to 04/30/17; (value—$102,000,041); proceeds: $100,001,000	100,000,000	100,000,000

18

UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 12/31/10 with State Street
Bank & Trust Co., 0.010% due 01/03/11, collateralized by
$664,145 US Treasury Notes, 2.750% due 12/31/17;
(value—$664,975); proceeds: $651,001	$651,000	$651,000

Total repurchase agreements (cost—$700,651,000)		700,651,000

Total investments (cost—$15,077,696,192 which
approximates cost for federal income tax purposes)—99.99%		15,077,696,192

Other assets in excess of liabilities—0.01%		1,145,234

Net assets (applicable to 15,080,166,648 shares of common
stock outstanding equivalent to $1.00 per share)—100.00%		$15,078,841,426

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2010 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.93% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Affiliated issuer activity
The table below details the Portfolio’s transaction activity in an affiliated issuer for the six month ended December 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
	Value at	ended	ended	Value at	ended
Security description	06/30/10	12/31/10	12/31/10	12/31/10	12/31/10

UBS Private Money
Market Fund LLC	$—	$372,611,100	$372,611,100	$—	$623

19

UBS RMA Money Market Portfolio
Statement of net assets—December 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,764,355,238	$—	$3,764,355,238

Time deposit	—	153,000,000	—	153,000,000

Bank note	—	352,000,000	—	352,000,000

Certificates of deposit	—	2,887,494,208	—	2,887,494,208

Commercial paper	—	6,985,352,079	—	6,985,352,079

Short-term corporate obligations	—	234,843,667	—	234,843,667

Repurchase agreements	—	700,651,000	—	700,651,000

Total	$—	$15,077,696,192	$—	$15,077,696,192

At December 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments

United States	74.2%

Japan	7.9

France	4.7

United Kingdom	3.5

Switzerland	1.9

Australia	1.7

Germany	1.4

Canada	1.1

Finland	1.1

Cayman Islands	1.0

Sweden	1.0

New Zealand	0.5

Total	100.0%

Weighted average maturity—44 days

See accompanying notes to financial statements

20

UBS RMA U.S. Government Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—59.48%

Federal Farm Credit Bank
0.230%, due 01/14/11[1]	$25,000,000	$25,001,508

0.340%, due 01/14/11[2]	50,000,000	49,993,861

0.221%, due 01/20/11[1]	40,000,000	39,997,129

0.270%, due 02/23/11[1]	45,000,000	45,000,000

0.270%, due 03/15/11[1]	100,000,000	100,000,000

0.200%, due 06/09/11[2]	69,000,000	68,939,050

0.290%, due 11/28/11[2]	20,000,000	19,946,672

Federal Home Loan Bank
0.240%, due 01/03/11[1]	50,000,000	50,000,000

0.250%, due 01/03/11[1]	50,000,000	50,000,000

0.165%, due 01/12/11[2]	125,000,000	124,993,698

0.180%, due 02/16/11[2]	50,000,000	49,988,500

0.430%, due 02/22/11	64,700,000	64,699,636

0.300%, due 03/15/11[1]	50,000,000	50,000,000

0.280%, due 03/29/11[1]	50,000,000	50,000,000

0.300%, due 11/08/11	25,000,000	24,998,935

0.285%, due 11/18/11	12,925,000	12,919,485

0.260%, due 11/23/11	50,000,000	49,984,816

Federal Home Loan Mortgage Corp.*
0.250%, due 01/03/11[2]	50,000,000	49,999,306

0.210%, due 02/14/11[2]	16,500,000	16,495,765

0.330%, due 02/22/11[2]	25,000,000	24,988,083

0.155%, due 02/24/11[2]	150,000,000	149,965,125

Federal National Mortgage Association*
0.240%, due 01/18/11[2]	125,000,000	124,985,833

0.300%, due 01/18/11[2]	90,000,000	89,987,250

0.240%, due 01/19/11[2]	40,000,000	39,995,200

0.270%, due 02/01/11[2]	50,000,000	49,988,375

0.240%, due 04/01/11[2]	75,000,000	74,955,000

0.250%, due 04/11/11[2]	97,000,000	96,932,639

0.510%, due 05/02/11[2]	48,000,000	47,917,720

6.000%, due 05/15/11	25,000,000	25,525,356

0.210%, due 05/16/11[2]	50,000,000	49,960,625

21

UBS RMA U.S. Government Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Bills
0.180%, due 05/19/11[2]	$150,000,000	$149,896,500

US Treasury Notes
0.875%, due 02/28/11	75,000,000	75,075,033

4.875%, due 04/30/11	100,000,000	101,533,580

4.875%, due 05/31/11	75,000,000	76,426,237

4.875%, due 07/31/11	25,000,000	25,671,221

Total US government and agency obligations
(cost—$2,146,762,138)		2,146,762,138

Repurchase agreements—40.47%

Repurchase agreement dated 12/31/10 with Barclays Bank PLC, 0.250% due 01/03/11, collateralized by $186,386,700 US Treasury Inflation Index Bonds, 1.750% due 01/15/28 and $15,226,900 US Treasury Inflation Index Notes, 1.250% due 04/15/14; (value—$214,200,005); proceeds: $210,004,375	210,000,000	210,000,000

Repurchase agreement dated 12/31/10 with Deutsche Bank Securities, Inc., 0.180% due 01/03/11, collateralized by $194,402,200 US Treasury Notes, 3.625% due 08/15/19; (value—$204,714,022); proceeds: $200,703,011	200,700,000	200,700,000

Repurchase agreement dated 12/31/10 with Goldman Sachs & Co., 0.070% due 01/03/11, collateralized by $717,577,800 US Treasury Inflation Index Notes, 1.250% to 2.375% due 04/15/11 to 07/15/20; (value—$856,800,059); proceeds: $840,004,900	840,000,000	840,000,000

Repurchase agreement dated 12/31/10 with Morgan Stanley & Co., 0.080% due 01/03/11, collateralized by $201,064,300 US Treasury Inflation Index Notes, 0.500% to 1.875% due 04/15/15 to 07/15/19; (value—$214,200,052); proceeds: $210,001,400	210,000,000	210,000,000

22

UBS RMA U.S. Government Portfolio
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 12/31/10 with State Street
Bank & Trust Co., 0.010% due 01/03/11, collateralized by
$97,938 US Treasury Notes, 2.750% due 12/31/17;
(value—$98,061); proceeds: $96,000	$96,000	$96,000

Total repurchase agreements (cost—$1,460,796,000)		1,460,796,000

Total investments (cost—$3,607,558,138 which approximates
cost for federal income tax purposes)—99.95%		3,607,558,138

Other assets in excess of liabilities—0.05%		1,624,733

Net assets (applicable to 3,609,720,802 shares of common stock
outstanding equivalent to $1.00 per share)—100.00%		$3,609,182,871

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2010 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$2,146,762,138	$—	$2,146,762,138

Repurchase agreements	—	1,460,796,000	—	1,460,796,000

Total	$—	$3,607,558,138	$—	$3,607,558,138

At December 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—50 days

See accompanying notes to financial statements

23

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—93.40%

Alabama—0.04%
Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue (Infirmary Health System, Inc.),
Series B,
0.290%, VRD	$2,000,000	$2,000,000

Alaska—0.35%
Alaska International Airports Revenue Refunding (System),
Series A,
0.320%, VRD	7,000,000	7,000,000

North Slope Borough, Series A,
2.000%, due 06/30/11	5,000,000	5,040,629

Valdez Marine Terminal Revenue Refunding
(ExxonMobil Pipeline Co. Project), Series B,
0.250%, VRD	3,300,000	3,300,000

		15,340,629

Arizona—1.33%
Apache County Industrial Development Authority (Tucson
Electric Power Co.-Springerville Project), Series C,
0.320%, VRD	17,000,000	17,000,000

Arizona Board of Regents Certificates of Participation
(Morgan Stanley Floater Certificates),
Series 1918 (AMBAC Insured),
0.330%, VRD[1,2]	16,830,000	16,830,000

Arizona Health Facilities Authority Revenue
(Health Facilities Catholic West), Series A,
0.300%, VRD	4,000,000	4,000,000

Pima County Industrial Development Authority (Tucson
Electric Power Co.-Irvington Project), Series A,
0.340%, VRD	8,200,000	8,200,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (JP Morgan Chase PUTTERs),
Series 3030,
0.340%, VRD[1,2]	6,460,000	6,460,000

Series 3242,
0.340%, VRD[1,2]	5,695,000	5,695,000

		58,185,000

24

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—2.72%
California Economic Recovery, Series C-1,
0.300%, VRD	$8,700,000	$8,700,000

California Educational Facilities Authority Revenue
Refunding (Stanford University), Series L-6,
0.280%, VRD	2,400,000	2,400,000

California Health Facilities Financing Authority Revenue
(Adventist Health Systems), Series A,
0.280%, VRD	5,000,000	5,000,000

California Health Facilities Financing Authority Revenue
(Scripps Health), Series B,
0.290%, VRD	1,600,000	1,600,000

California Housing Finance Agency Revenue (Home Mortgage),
Series M,
0.330%, VRD[3]	12,950,000	12,950,000

California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts),
Series A,
0.310%, VRD	2,400,000	2,400,000

Series B,
0.280%, VRD	5,000,000	5,000,000

California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.400%, VRD	2,750,000	2,750,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds), Series B,
0.220%, VRD	8,700,000	8,700,000

California State Economic Recovery, Series C-4,
0.260%, VRD	3,300,000	3,300,000

California Statewide Communities Development Authority
(Robert Louis Stevenson),
0.300%, VRD	6,000,000	6,000,000

Livermore Redevelopment Agency Multi-Family Revenue Refunding
(Housing Livermore), Series A (FNMA Insured),
0.300%, VRD	5,000,000	5,000,000

Metropolitan Water District Southern California Refunding, Series A,
0.270%, VRD	3,755,000	3,755,000

25

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
Metropolitan Water District Southern California Waterworks
Revenue Refunding, Series A-1,
0.300%, VRD	$22,560,000	$22,560,000

Murrieta Valley Unified School District Certificates of Participation
(School Facilities Bridge Funding Program),
0.290%, VRD	2,000,000	2,000,000

San Diego County Regional Transportation Commission Sales
Tax Revenue (Limited Tax), Series A,
0.330%, VRD	5,000	5,000

Santa Clara Electric Revenue, Subseries B,
0.320%, VRD	20,125,000	20,125,000

0.340%, VRD	2,060,000	2,060,000

Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series C,
0.300%, VRD	4,900,000	4,900,000

		119,205,000

Colorado—3.49%
Aurora Water Improvement Revenue
(JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.390%, VRD[1,2]	16,720,000	16,720,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program), Series C-7,
0.290%, VRD	4,950,000	4,950,000

Colorado Health Facilities Authority Revenue Refunding
(The Evangelical),
0.320%, VRD	3,330,000	3,330,000

Colorado Housing & Finance Authority (Single Family), Class I,
Series C-3,
0.330%, VRD[3]	4,000,000	4,000,000

Colorado Housing & Finance Authority Single Family
Mortgage Revenue, Class I, Series A-3,
0.330%, VRD[3]	6,500,000	6,500,000

Colorado Springs Utilities Revenue Refunding
(System Improvement), Series B,
0.390%, VRD	29,745,000	29,745,000

26

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Denver City & County Certificates of Participation Refunding,
Series A1,
0.280%, VRD	$37,135,000	$37,135,000

Series A2,
0.280%, VRD	22,255,000	22,255,000

Series A3,
0.280%, VRD	17,600,000	17,600,000

El Paso County Revenue (YMCA Pikes Peak Region Project),
0.330%, VRD	10,845,000	10,845,000

		153,080,000

Connecticut—0.39%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series V-1,
0.240%, VRD	10,650,000	10,650,000

Series X-2,
0.270%, VRD	6,675,000	6,675,000

		17,325,000

Delaware—0.55%
Delaware State Economic Development Authority Revenue
(Peninsula United Methodist Homes, Inc.), Series B,
0.280%, VRD	15,415,000	15,415,000

University of Delaware Revenue,
0.340%, VRD	8,735,000	8,735,000

		24,150,000

District of Columbia—0.64%
District of Columbia Revenue (George Washington University),
Series C,
0.350%, VRD	9,025,000	9,025,000

District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	17,000,000	17,204,408

District of Columbia University Revenue Refunding
(Georgetown University), Series B,
0.280%, VRD	2,000,000	2,000,000

		28,229,408

27

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—4.07%
Florida Housing Finance Agency (Multi-Family Housing Country Club),
Series PP (FHLMC Insured),
0.350%, VRD	$8,000,000	$8,000,000

Florida State Board of Education (Public Education Capital
Outlay Bonds), Series E (Bank of America Austin Certificates,
Series 2008-1059),
0.410%, VRD[1,2]	8,335,000	8,335,000

Gainesville Utilities System Revenue, Series B,
0.330%, VRD	7,335,000	7,335,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.280%, VRD	17,060,000	17,060,000

Series C (NATL-RE Insured),
0.280%, VRD	18,910,000	18,910,000

Jacksonville Health Facilities Authority Hospital Revenue Refunding
(Baptist Medical), Series D,
0.280%, VRD	2,860,000	2,860,000

JEA Electric System Revenue,
Series Three A,
0.280%, VRD	5,685,000	5,685,000

Series Three C-3,
0.310%, VRD	15,545,000	15,545,000

JEA Water & Sewer System Revenue, Subseries B-1,
0.290%, VRD	18,480,000	18,480,000

Lee Memorial Health System Hospital Revenue, Series C,
0.320%, VRD	1,980,000	1,980,000

Miami Health Facilities Authority Health System Revenue
(Catholic Health East),
0.300%, VRD	4,235,000	4,235,000

Orange County Health Facilities Authority Revenue
(Hospital-Orlando Regional), Series E,
0.330%, VRD	4,500,000	4,500,000

Orange County Housing Finance Authority Housing Revenue
Refunding (Highland Pointe Apartments),
Series J (FNMA Insured),
0.360%, VRD	7,455,000	7,455,000

28

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Orange County School Board Certificates of Participation, Series E,
0.280%, VRD	$20,220,000	$20,220,000

Orlando Utilities Commission Utility System Revenue,
0.500%, VRD	27,900,000	27,900,000

Polk County Industrial Development Authority Health Care
Facilities Revenue Refunding (Winter Haven Hospital), Series C,
0.320%, VRD	9,930,000	9,930,000

		178,430,000

Georgia—3.45%
Atlanta Tax Allocation (Westside Project), Series A,
0.330%, VRD	18,695,000	18,695,000

Atlanta Water & Wastewater Revenue,
0.330%, VRD	18,695,000	18,695,000

De Kalb County Development Authority Revenue
(Atlanta Jewish Community Center),
0.330%, VRD	3,565,000	3,565,000

Gainesville & Hall County Hospital Authority Revenue Certificates
of Participation (Northeast Georgia Health System), Series A,
0.280%, VRD	15,975,000	15,975,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.340%, VRD	4,500,000	4,500,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.320%, VRD	5,000,000	5,000,000

Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.310%, VRD	7,800,000	7,800,000

Series B-2,
0.270%, VRD	24,000,000	24,000,000

Series B-3,
0.270%, VRD	32,800,000	32,800,000

Series C-3,
0.270%, VRD	6,000,000	6,000,000

Series C-4,
0.270%, VRD	3,100,000	3,100,000

29

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Private Colleges & Universities Authority Revenue Refunding
(Mercer University), Series C,
0.330%, VRD	$8,535,000	$8,535,000

Thomasville Hospital Authority Revenue Anticipation Certificates
(John Archbold), Series A,
0.350%, VRD	2,550,000	2,550,000

		151,215,000

Idaho—0.53%
Idaho Health Facilities Authority Revenue (St. Lukes Health
System Project), Series B,
0.330%, VRD	13,000,000	13,000,000

Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	10,000,000	10,078,082

		23,078,082

Illinois—5.94%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-1,
0.380%, VRD	4,900,000	4,900,000

Series B,
0.280%, VRD	8,000,000	8,000,000

Chicago Board of Education Refunding, Series B,
0.280%, VRD	26,200,000	26,200,000

Chicago (Neighborhoods Alive 21), Series B,
0.290%, VRD	5,185,000	5,185,000

0.290%, VRD	6,450,000	6,450,000

Chicago O’Hare International Airport Revenue (Second Lien),
Series C,
0.350%, VRD	43,300,000	43,300,000

Chicago O’Hare International Airport Revenue (Third Lien),
Series D,
0.320%, VRD	3,000,000	3,000,000

Chicago Refunding, Series F,
1.300%, VRD	8,600,000	8,600,000

Chicago Sales Tax Revenue Refunding,
0.280%, VRD	2,995,000	2,995,000

30

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(continued)
Chicago Wastewater Transmission Revenue Refunding,
Subseries C-1,
0.280%, VRD	$21,100,000	$21,100,000

Subseries C-2,
0.280%, VRD	5,100,000	5,100,000

Subseries C-3,
0.280%, VRD	12,100,000	12,100,000

Chicago Water Revenue (Second Lien), Subseries 2000-1,
0.310%, VRD	7,400,000	7,400,000

Cook County (Capital Improvement), Series B,
0.340%, VRD	10,000,000	10,000,000

Cook County School District No. 036 Winnetka (Morgan
Stanley Floater Certificates), Series 1919,
0.330%, VRD[1,2]	9,635,000	9,635,000

Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.320%, VRD	2,000,000	2,000,000

Illinois Development Finance Authority Revenue
(Francis W. Parker School Project),
0.350%, VRD	19,600,000	19,600,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.310%, VRD	13,000,000	13,000,000

Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.300%, VRD	13,260,000	13,260,000

Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project),
0.540%, VRD	7,300,000	7,300,000

Illinois Finance Authority Revenue Refunding
(University of Chicago), Series C,
0.320%, VRD	7,800,000	7,800,000

Illinois Finance Authority Revenue (Rehabilitation Institute of
Chicago), Series C,
0.300%, VRD	5,710,000	5,710,000

Illinois Finance Authority Revenue (Rush University Medical Center),
Series A,
0.320%, VRD	9,700,000	9,700,000

31

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Lombard Revenue (National University Health Sciences Project),
0.330%, VRD	$8,190,000	$8,190,000

		260,525,000

Indiana—1.73%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational)
0.330%, VRD	8,300,000	8,300,000

Indiana Development Finance Authority Revenue
(Educational Facilities-Eiteljorg Museum),
0.330%, VRD	9,400,000	9,400,000

Indiana Finance Authority Environmental Revenue Refunding
(Duke Energy Industrial Project), Series A-1,
0.380%, VRD[3]	6,000,000	6,000,000

Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.280%, VRD	20,635,000	20,635,000

Series D-2,
0.280%, VRD	20,865,000	20,865,000

Indianapolis Multi-Family Housing Revenue (Capital Place-Covington)
(FNMA Insured),
0.290%, VRD	10,600,000	10,600,000

		75,800,000

Iowa—0.10%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.330%, VRD	4,500,000	4,500,000

Kansas—0.25%
Mission Multi-Family Revenue Refunding (Housing Silverwood
Apartment Project) (FNMA Insured),
0.360%, VRD	11,000,000	11,000,000

Kentucky—3.07%
Boone County Pollution Control Revenue Refunding
(Duke Energy, Inc. Project), Series A,
0.300%, VRD	2,000,000	2,000,000

Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.340%, VRD	6,900,000	6,900,000

32

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.280%, VRD	$14,105,000	$14,105,000

Christian County Association of Leasing Trust Lease Program,
Series A,
0.280%, VRD	4,525,000	4,525,000

Series B,
0.280%, VRD	34,750,000	34,750,000

Jeffersontown Lease Program Revenue
(Kentucky League of Cities Funding Trust),
0.320%, VRD	1,330,000	1,330,000

Pendleton County Multi-County Lease Revenue
(Kentucky Associated Counties Leasing Program),
0.370%, VRD	40,000,000	40,000,000

Shelby County Lease Revenue, Series A,
0.280%, VRD	15,090,000	15,090,000

Trimble County Association of Counties Leasing Trust
Lease Program Revenue, Series A,
0.280%, VRD	13,375,000	13,375,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series B,
0.330%, VRD	2,480,000	2,480,000

		134,555,000

Louisiana—0.28%
East Baton Rouge Parish Industrial Development Board, Inc.,
Revenue (ExxonMobil Project),
Series B (Mandatory Put 01/12/11 @ 100),
0.230%, due 01/12/11	10,000,000	10,000,000

Louisiana Public Facilities Authority Revenue Refunding
(Christus Health), Series B2,
0.330%, VRD	2,500,000	2,500,000

		12,500,000

Maryland—2.11%
Maryland State Health & Higher Educational Facilities Authority
Revenue (DeMatha Catholic High School),
0.330%, VRD	8,950,000	8,950,000

33

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland State Health & Higher Educational Facilities Authority
Revenue (Johns Hopkins University), Series B,
0.310%, VRD	$41,485,000	$41,485,000

Maryland State Health & Higher Educational Facilities Authority
Revenue (Stevenson University),
0.380%, VRD	2,000,000	2,000,000

Maryland State Health & Higher Educational Facilities Authority
Revenue (Suburban Hospital),
0.310%, VRD	15,340,000	15,340,000

Montgomery County Housing Opportunities Commission
Multi-Family Revenue, (Canterbury Apartments),
Series A (FNMA Insured),
0.290%, VRD	4,500,000	4,500,000

Washington Suburban Sanitation District Bond
Anticipation Notes, Series A,
0.310%, VRD	20,185,000	20,185,000

		92,460,000

Massachusetts—4.28%
Massachusetts Development Finance Agency Revenue
(Boston University), Series U-6E,
0.280%, VRD	10,700,000	10,700,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education Smith College),
0.310%, VRD	22,726,000	22,726,000

Massachusetts Health & Educational Facilities Authority Revenue
(Harvard University), Series R,
0.240%, VRD	3,815,000	3,815,000

Massachusetts Health & Educational Facilities Authority Revenue
(Massachusetts Institute of Technology), Series J-1,
0.290%, VRD	8,300,000	8,300,000

Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System),
Series D-2,
0.290%, VRD	12,000,000	12,000,000

Series F3,
0.310%, VRD	3,080,000	3,080,000

34

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Williams College), Series J,
0.330%, VRD	$11,500,000	$11,500,000

Massachusetts Revenue Anticipation Notes, Series C,
2.000%, due 06/23/11	15,000,000	15,119,404

Massachusetts, Series B,
2.000%, due 05/26/11	10,000,000	10,067,348

Massachusetts State Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance), Series A5,
0.280%, VRD	5,200,000	5,200,000

Massachusetts State Department of Transportation Metropolitan
Highway System Revenue (Senior), Series A-1,
0.300%, VRD	24,500,000	24,500,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal), Subseries C,
0.330%, VRD	31,845,000	31,845,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.320%, VRD	21,130,000	21,130,000

University of Massachusetts Building Authority Revenue Refunding,
Series 3,
0.300%, VRD	8,000,000	8,000,000

		187,982,752

Michigan—2.06%
Grand Valley State University Revenue Refunding, Series B,
0.300%, VRD	7,500,000	7,500,000

Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.280%, VRD	2,800,000	2,800,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.300%, VRD	7,880,000	7,880,000

Series F,
0.330%, VRD	4,955,000	4,955,000

35

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Housing Development Authority,
Series B,
0.360%, VRD[3]	$20,000,000	$20,000,000

Series D,
0.330%, VRD	7,100,000	7,100,000

University of Michigan Revenues (Hospital),
Series A,
0.280%, VRD	11,690,000	11,690,000

Series B,
0.290%, VRD	21,185,000	21,185,000

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.280%, VRD	2,000,000	2,000,000

University of Michigan University Revenues Refunding
(Medical Service Plan), Series A-1,
0.280%, VRD	5,340,000	5,340,000

		90,450,000

Minnesota—0.61%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program), Series B,
0.330%, VRD	9,490,000	9,490,000

St. Cloud Health Care Revenue Refunding (Cenracare
Health System), Series A,
0.300%, VRD	15,730,000	15,730,000

University of Minnesota, Series A,
0.340%, VRD	1,410,000	1,410,000

		26,630,000

Mississippi—3.15%
Jackson County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.260%, VRD	1,400,000	1,400,000

Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.280%, VRD	24,600,000	24,600,000

36

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Mississippi—(concluded)
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project) (concluded),
Series C,
0.270%, VRD	$10,000,000	$10,000,000

Series D,
0.280%, VRD	20,000,000	20,000,000

Series E,
0.280%, VRD	23,800,000	23,800,000

Series G,
0.240%, VRD	14,000,000	14,000,000

Series J,
0.280%, VRD	5,000,000	5,000,000

Mississippi Business Finance Corp. Revenue
(Drury Inns, Inc., Project), Series A,
0.330%, VRD	12,985,000	12,985,000

Mississippi Business Finance Corp. Revenue (Jackson Medium
Mall Foundation Project),
0.330%, VRD	10,780,000	10,780,000

Mississippi Development Bank Special Obligation (Jackson County
Industrial Water System Project),
0.240%, VRD	15,500,000	15,500,000

		138,065,000

Missouri—4.30%
Missouri Health & Educational Facilities Authority Educational
Facilities Revenue (Washington University),
Series A,
0.330%, VRD	13,300,000	13,300,000

Series B,
0.280%, VRD	7,300,000	7,300,000

0.330%, VRD	14,500,000	14,500,000

Series C,
0.260%, VRD	42,900,000	42,900,000

Series D,
0.260%, VRD	23,200,000	23,200,000

37

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health System),
Series A,
0.320%, VRD	$35,200,000	$35,200,000

Series C,
0.300%, VRD	6,000,000	6,000,000

Series E,
0.310%, VRD	27,200,000	27,200,000

Missouri Health & Educational Facilities Authority Health
Facilities Revenue (SSM Healthcare), Series D,
0.320%, VRD	1,400,000	1,400,000

St. Louis Industrial Development Authority Cultural Facilities
Revenue (Art Museum Project),
Series B,
0.300%, VRD	6,715,000	6,715,000

University of Missouri University Revenues (Systems Facilities),
Series B,
0.280%, VRD	10,800,000	10,800,000

		188,515,000

Montana—0.17%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.330%, VRD	2,300,000	2,300,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.330%, VRD	5,200,000	5,200,000

		7,500,000

Nebraska—0.22%
Douglas County Hospital Authority No. 002 Revenue Refunding
(Health Facilities for Childrens), Series A,
0.330%, VRD	9,500,000	9,500,000

New Hampshire—0.20%
New Hampshire Health & Education Facilities Authority Revenue
(Barclays Capital Municipal Trust Receipts Series 7WJ),
0.350%, VRD[1,2]	8,825,000	8,825,000

38

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Jersey—0.25%
Franklin Lakes Bond Anticipation Notes,
1.000%, due 10/27/11	$1,000,000	$1,004,485

Middlesex County, Series A,
2.000%, due 06/01/11	1,500,000	1,510,521

New Jersey Health Care Facilities Financing Authority Revenue
(Virtua Health),
Series A-7,
0.280%, VRD	3,600,000	3,600,000

Series D,
0.290%, VRD	2,700,000	2,700,000

Ringwood Borough Bond Anticipation Notes,
1.500%, due 11/04/11	2,126,980	2,139,396

		10,954,402

New Mexico—1.29%
Bernalillo County Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	7,000,000	7,059,640

1.500%, due 12/15/11	12,000,000	12,125,280

New Mexico Finance Authority Transportation Revenue Refunding
(Sub Lien),
Subseries A-2,
0.370%, VRD	8,500,000	8,500,000

Subseries B-1,
0.300%, VRD	8,600,000	8,600,000

New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	20,000,000	20,167,023

		56,451,943

New York—8.18%
Bayport-Blue Point Union Free School District Tax Anticipation Notes,
1.250%, due 06/30/11	5,500,000	5,523,121

Cold Spring Harbor Central School District Tax Anticipation Notes,
1.250%, due 06/30/11	3,800,000	3,816,850

Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	12,815,000	12,878,715

39

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
Metropolitan Transportation Authority Dedicated Tax Fund
Refunding,
Subseries B-1,
0.330%, VRD	$8,455,000	$8,455,000

Subseries B-2,
0.330%, VRD	11,235,000	11,235,000

Subseries B-3,
0.330%, VRD	8,995,000	8,995,000

Miller Place Union Free School District Tax Anticipation Notes,
1.500%, due 06/30/11	7,500,000	7,536,773

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest), Series A,
0.400%, VRD	3,800,000	3,800,000

New York City Housing Development Corp. Multi-Family Rental
Housing Revenue (Queenswood Apartments),
Series A (FHLMC Insured),
0.300%, VRD	2,565,000	2,565,000

New York City Housing Development Corp. Multi-Family Rental
Housing Revenue (Royal Properties), Series A (FNMA Insured),
0.300%, VRD	10,000,000	10,000,000

New York City Housing Development Corp. Multi-Family Revenue
Mortgage (Marseilles Apartments), Series A,
0.290%, VRD	2,090,000	2,090,000

New York City Industrial Development Agency Civic Facility
Revenue (Abraham Joshua Heschel Project),
0.310%, VRD	6,080,000	6,080,000

New York City Industrial Development Agency Civic Facility
Revenue (Lycee Francais de New York Project), Series B,
0.290%, VRD	2,500,000	2,500,000

New York City Industrial Development Agency Civic Facility
Revenue Refunding & Improvement (Touro College),
0.320%, VRD	1,600,000	1,600,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Second General Fiscal 2008), Series BB-5,
0.230%, VRD	5,300,000	5,300,000

40

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (Second General Resolution),
Series AA-3,
0.410%, VRD	$15,000,000	$15,000,000

New York City,
Subseries A-3,
0.300%, VRD	5,000,000	5,000,000

Subseries-H1,
0.260%, VRD	7,350,000	7,350,000

Subseries L-6,
0.230%, VRD	7,400,000	7,400,000

New York City Transitional Finance Authority
(New York City Recovery), Series 3, Subseries 3-F,
0.260%, VRD	9,215,000	9,215,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.300%, VRD	16,400,000	16,400,000

Series A-2,
0.300%, VRD	26,800,000	26,800,000

New York City Trust for Cultural Resources Revenue Refunding
(Lincoln Center), Series A-1,
0.320%, VRD	12,000,000	12,000,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Local Secured), Series A,
0.310%, VRD	10,425,000	10,425,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Rockefeller University),
Series A,
0.330%, VRD	5,400,000	5,400,000

Series B,
0.290%, VRD	12,615,000	12,615,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (St. John’s University), Series B-1,
0.330%, VRD	5,000,000	5,000,000

41

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York State Housing Finance Agency Affordable Housing
Revenue (Housing Bowery Place I), Series A (FHLMC Insured),
0.280%, VRD	$2,300,000	$2,300,000

New York State Housing Finance Agency Revenue
(20 River Terrace Housing), Series A (FNMA Insured),
0.300%, VRD	4,700,000	4,700,000

New York State Housing Finance Agency Revenue
(Baisley Park Gardens), Series A,
0.330%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.320%, VRD	2,700,000	2,700,000

New York State Housing Finance Agency Revenue
(West 37th Street Housing), Series A,
0.300%, VRD	4,200,000	4,200,000

New York State Urban Development Corp. Revenue Refunding
(Service Contract), Series A-5,
0.290%, VRD	13,080,000	13,080,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3B,
0.330%, VRD	18,115,000	18,115,000

Series A3C,
0.400%, VRD	8,160,000	8,160,000

Series A3D,
0.400%, VRD	26,500,000	26,500,000

Oyster Bay Bond Anticipation Notes,
1.250%, due 11/18/11	9,000,000	9,066,987

Suffolk County Industrial Development Agency Civic Facilities
Revenue (Touro College Project),
0.320%, VRD	5,000,000	5,000,000

Suffolk County Tax Anticipation Notes,
1.500%, due 08/11/11	9,000,000	9,056,237

1.500%, due 09/13/11	1,000,000	1,007,786

2.000%, due 09/13/11	5,000,000	5,056,336

Triborough Bridge & Tunnel Authority Revenues (General),
Series A,
0.390%, VRD	13,080,000	13,080,000

42

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
Westchester County Industrial Development Agency Civic
Facilities Revenue (Mercy College Project), Series B,
0.310%, VRD	$7,705,000	$7,705,000

		358,707,805

North Carolina—6.05%
Charlotte-Mecklenburg Hospital Authority Health Care Systems
Revenue Refunding (Carolinas Healthcare), Series B,
0.260%, VRD	1,300,000	1,300,000

Charlotte Water & Sewer System Revenue Refunding, Series C,
0.390%, VRD	43,845,000	43,845,000

Charlotte Water & Sewer System Revenue, Series B,
0.330%, VRD	52,340,000	52,340,000

Guilford County, Series B,
0.310%, VRD	3,345,000	3,345,000

Mecklenburg County,
Series A,
0.330%, VRD	6,625,000	6,625,000

Series B,
0.330%, VRD	33,925,000	33,925,000

0.420%, VRD	23,900,000	23,900,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Wake Forest University), Series B,
0.300%, VRD	19,460,000	19,460,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project), Series B,
0.280%, VRD	5,785,000	5,785,000

North Carolina Medical Care Commission Health Care Facilities
Revenue (First Health Carolinas), Series A,
0.310%, VRD	12,710,000	12,710,000

North Carolina (Public Improvement),
Series D,
0.390%, VRD	11,100,000	11,100,000

Series F,
0.300%, VRD	15,000,000	15,000,000

Union County, Series A,
0.300%, VRD	5,500,000	5,500,000

43

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
University of North Carolina Hospital Chapel Hill Revenue
Refunding, Series A,
0.330%, VRD	$12,070,000	$12,070,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.330%, VRD	9,460,000	9,460,000

Winston-Salem Limited Obligations,
Series B,
0.320%, VRD	9,000,000	9,000,000

		265,365,000

Ohio—3.84%
Butler County Capital Funding Revenue (CCAO Low Cost Capital),
Series A,
0.340%, VRD	6,455,000	6,455,000

Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.300%, VRD	10,145,000	10,145,000

Columbus (Sanitation Sewer), Series 1,
0.290%, VRD	7,220,000	7,220,000

Columbus Sewer Revenue, Series B,
0.290%, VRD	3,060,000	3,060,000

Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.),
Series A,
0.320%, VRD	5,000,000	5,000,000

Franklin County Hospital Revenue Refunding (US Health Corp.),
Series B,
0.290%, VRD	1,945,000	1,945,000

Ohio (Common Schools),
Series A,
0.300%, VRD	4,505,000	4,505,000

Series B,
0.300%, VRD	23,245,000	23,245,000

Series D,
0.300%, VRD	42,700,000	42,700,000

44

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Educational Facilities Communication Revenue Hospital
(JP Morgan Chase PUTTERs, Series 3139),
0.340%, VRD[1,2]	$6,225,000	$6,225,000

Ohio Higher Educational Facilities Revenue
(Oberlin College Project),
0.340%, VRD	14,900,000	14,900,000

Ohio State University General Receipts,
0.330%, VRD	9,100,000	9,100,000

Series B,
0.300%, VRD	33,825,000	33,825,000

		168,325,000

Oklahoma—0.52%
Oklahoma Student Loan Authority Revenue (Senior Student Loan),
Series IIA-1,
0.330%, VRD[3]	22,670,000	22,670,000

Oregon—0.74%
Oregon State Facilities Authority Revenue (Oregon Episcopal
School Projects), Series A,
0.330%, VRD	6,825,000	6,825,000

Oregon (Veterans Welfare), Series B,
0.340%, VRD	19,800,000	19,800,000

Salem Hospital Facility Authority Revenue (Salem Hospital Project),
Series B,
0.320%, VRD	6,000,000	6,000,000

		32,625,000

Pennsylvania—5.33%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.280%, VRD	17,075,000	17,075,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center), Series B-1,
0.250%, VRD	15,000,000	15,000,000

Allegheny County Industrial Development Authority Health &
Housing Facilities Revenue Refunding (Longwood), Series B1,
0.280%, VRD	14,855,000	14,855,000

45

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue
(Watson Institute of Friendship),
0.330%, VRD	$3,750,000	$3,750,000

Beaver County Industrial Development Authority Pollution
Control Revenue Refunding (Firstenergy Generation),
0.320%, VRD	17,300,000	17,300,000

Butler County General Authority Revenue
(New Castle Area School District),
0.330%, VRD	4,740,000	4,740,000

Emmaus General Authority Revenue, Subseries-H19,
0.330%, VRD	20,000,000	20,000,000

Geisinger Authority Health System (Geisinger Health System),
Series B,
0.250%, VRD	3,500,000	3,500,000

0.280%, VRD	29,400,000	29,400,000

Series C,
0.250%, VRD	11,800,000	11,800,000

0.280%, VRD	10,200,000	10,200,000

Montgomery County, Series A,
0.280%, VRD	7,495,000	7,495,000

Pennsylvania Housing Finance Agency (Single Family Mortgage),
Series 83C,
0.300%, VRD[3]	15,000,000	15,000,000

Series 87B,
0.300%, VRD[3]	8,900,000	8,900,000

Philadelphia School District Refunding, Series F,
0.330%, VRD	10,000,000	10,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien), Series B2,
0.300%, VRD	21,500,000	21,500,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education Notes,
2.000%, due 05/31/11	14,000,000	14,087,662

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.290%, VRD	9,310,000	9,310,000

		233,912,662

46

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

South Carolina—0.92%
Charleston County School District Tax Anticipation Notes
(SCSDE Insured),
2.000%, due 04/01/11	$20,000,000	$20,083,441

South Carolina Jobs-Economic Development Authority Hospital
Revenue Refunding (Anmed Health), Series C,
0.310%, VRD	5,000,000	5,000,000

South Carolina Public Service Authority Revenue
(JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
0.390%, VRD[1,2]	13,150,000	13,150,000

South Carolina State Public Service Authority Revenue
(Barclays Capital Municipal Trust Receipts), Series 50B,
0.350%, VRD[1,2]	2,000,000	2,000,000

		40,233,441

South Dakota—0.16%
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health),
0.330%, VRD	7,000,000	7,000,000

Tennessee—5.10%
Blount County Public Building Authority
(Local Government Public Improvement), Series E-9-A,
0.350%, VRD	4,000,000	4,000,000

Clarksville Public Building Authority Revenue
(Pooled Financing - Tennessee Municipal Bond Fund),
0.360%, VRD	2,090,000	2,090,000

Loudon Industrial Development Board Pollution Control
Revenue Refunding (A.E. Staley Manufacturing Co. Project),
0.290%, VRD	16,200,000	16,200,000

Memphis Health Educational & Housing Facility Board
Multi-Family Housing Revenue
(Ashland Lakes II Apartments Project), Series A,
0.330%, VRD	11,500,000	11,500,000

Metropolitan Government of Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.300%, VRD	12,440,000	12,440,000

Series A-1,
0.300%, VRD	31,750,000	31,750,000

47

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Metropolitan Government of Nashville & Davidson County Industrial
Development Board Revenue (YMCA Projects),
0.580%, VRD	$16,695,000	$16,695,000

Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.360%, VRD	19,970,000	19,970,000

Shelby County Public Improvement and School,
Series B,
0.360%, VRD	58,550,000	58,550,000

Shelby County Refunding,
Series C,
0.390%, VRD	50,755,000	50,755,000

		223,950,000

Texas—9.34%
Alamo Community College District (Citigroup ROCS,
Series RR-II-R-883WF) (FGIC Insured),
0.330%, VRD[1,2]	7,595,000	7,595,000

Austin Water & Wastewater Systems Revenue Refunding,
0.390%, VRD	11,100,000	11,100,000

Fort Bend County (JP Morgan PUTTERs, Series 1326)
(FGIC Insured),
0.390%, VRD[1,2]	8,245,000	8,245,000

Harris County Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital),
Subseries C-1,
0.270%, VRD	5,100,000	5,100,000

Subseries C-2,
0.270%, VRD	7,000,000	7,000,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.270%, VRD	5,000,000	5,000,000

Series A-2,
0.270%, VRD	23,900,000	23,900,000

Harris County Hospital District Revenue Refunding (Senior Lien),
0.340%, VRD	9,000,000	9,000,000

48

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Harris County Refunding (Toll Road Senior Lien), Series A-2
(Mandatory Put 08/15/11 @ 100),
2.000%, due 08/15/11	$5,000,000	$5,058,345

Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	25,000,000	25,065,757

Houston Airport System Revenue Refunding (Sub Lien),
0.290%, VRD	5,000,000	5,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project), Series B,
0.240%, VRD	4,500,000	4,500,000

0.290%, VRD	15,000,000	15,000,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.380%, VRD	6,000,000	6,000,000

Series B-4,
0.330%, VRD	5,750,000	5,750,000

Series B-6,
0.300%, VRD	11,225,000	11,225,000

Laredo (Morgan Stanley Floater Certificates),
Series 2065 (NATL-RE Insured),
0.330%, VRD[1,2]	18,145,000	18,145,000

Mansfield Independent School District (PSF-GTD),
0.350%, VRD	2,100,000	2,100,000

North East Independent School District
(Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.350%, VRD[1,2]	8,935,000	8,935,000

North Texas Higher Education Authority Student Loan Revenue,
Series E,
0.330%, VRD	15,000,000	15,000,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.300%, VRD	5,000,000	5,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.330%, VRD	54,700,000	54,700,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.330%, VRD	24,475,000	24,475,000

49

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources), Series A,
0.300%, VRD	$6,500,000	$6,500,000

Texas State (Veteran Housing Assistance Fund II), Series A,
0.340%, VRD[3]	9,040,000	9,040,000

Texas State (Veterans), Series C,
0.320%, VRD	10,000,000	10,000,000

Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	50,000,000	50,547,981

University of Texas University Revenues (Financing Systems),
Series B,
0.260%, VRD	8,285,000	8,285,000

0.270%, VRD	37,800,000	37,800,000

University of Texas University Revenues Refunding
(Financing System), Series B,
0.270%, VRD	4,590,000	4,590,000

		409,657,083

Utah—0.60%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.280%, VRD	2,320,000	2,320,000

Tooele City Industrial Development Revenue
(Conestoga Wood Specialties Corp.),
0.400%, VRD[3]	8,330,000	8,330,000

Weber County Hospital Revenue (IHC Health Services),
Series A,
0.290%, VRD	15,900,000	15,900,000

		26,550,000

Virginia—2.34%
Hanover County Economic Development Authority
Revenue Refunding (Bon Secours Health),
Series D-2,
0.310%, VRD	8,810,000	8,810,000

50

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Virginia—(concluded)
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series A,
0.290%, VRD	$13,220,000	$13,220,000

Series B,
0.290%, VRD	10,000,000	10,000,000

Series D,
0.260%, VRD	4,200,000	4,200,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @ 100),
0.480%, due 05/13/11	17,890,000	17,890,000

University of Virginia University Revenues (General), Series A,
0.270%, VRD	17,900,000	17,900,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.260%, VRD	30,650,000	30,650,000

		102,670,000

Washington—1.73%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.340%, VRD[1,2]	5,000,000	5,000,000

King County (Multi-Modal Ltd. Tax Sewer), Series A,
0.310%, VRD	5,565,000	5,565,000

King County Sewer Revenue (Junior Lien), Series B,
0.350%, VRD	31,950,000	31,950,000

Tulalip Tribes of the Tulalip Reservation Revenue Refunding
(Capital Projects),
0.380%, VRD	2,625,000	2,625,000

Washington Higher Education Facilities Authority Revenue
Refunding (St. Martins University Project),
0.330%, VRD	8,705,000	8,705,000

Washington Housing Finance Commission Nonprofit Revenue
(YMCA Tacoma-Pierce County Project),
0.300%, VRD	9,720,000	9,720,000

Washington Refunding (Motor Vehicle Fuel), Series R-2011C,
2.000%, due 01/01/11	2,685,000	2,685,000

51

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)
Washington, Series VR 96B,
0.300%, VRD	$9,500,000	$9,500,000

		75,750,000

West Virginia—0.23%
Cabell County University Facilities Revenue
(Provident Group Marshall Properties), Series A,
0.410%, VRD	10,000,000	10,000,000

Wisconsin—0.71%
University Hospitals & Clinics Authority Revenue Refunding,
Series B,
0.280%, VRD	5,000,000	5,000,000

Wisconsin Center District Tax Revenue, Series A,
0.330%, VRD	10,000,000	10,000,000

Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan System),
0.320%, VRD	8,000,000	8,000,000

Wisconsin State, Series B (NATL-RE Insured),
5.000%, due 05/01/11	8,000,000	8,123,041

		31,123,041

Wyoming—0.04%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project), Series B,
0.310%, VRD	2,000,000	2,000,000

Total municipal bonds and notes (cost—$4,096,991,248)		4,096,991,248

Tax-exempt commercial paper—8.58%

California—0.64%
Orange County Teeter Plan,
0.380%, due 01/05/11	18,100,000	18,100,000

Los Angeles Department of Water,
0.300%, due 02/10/11	10,000,000	10,000,000

		28,100,000

Connecticut—0.34%
Yale University,
0.310%, due 04/05/11	15,040,000	15,040,000

52

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Florida—0.46%
Florida Local Government,
0.300%, due 01/13/11	$20,000,000	$20,000,000

Georgia—0.62%
Atlanta Airport,
0.280%, due 01/13/11	10,000,000	10,000,000

0.350%, due 05/25/11	10,000,000	10,000,000

Emory University,
0.290%, due 03/01/11	7,225,000	7,225,000

		27,225,000

Illinois—0.58%
Illinois Educational Facilities Authority Revenue,
0.320%, due 03/01/11	25,600,000	25,600,000

Maryland—1.40%
Anne Arundel County,
0.320%, due 02/23/11	15,000,000	15,000,000

Baltimore County,
0.300%, due 01/18/11	15,000,000	15,000,000

Johns Hopkins University,
0.280%, due 04/07/11	20,000,000	20,000,000

Montgomery County,
0.320%, due 02/14/11	11,500,000	11,500,000

		61,500,000

Massachusetts—0.26%
Harvard University,
0.230%, due 01/11/11	3,200,000	3,200,000

0.300%, due 02/01/11	8,000,000	8,000,000

		11,200,000

Michigan—0.41%
Trinity Health Credit Group,
0.290%, due 04/07/11	10,000,000	10,000,000

0.300%, due 05/02/11	8,020,000	8,020,000

		18,020,000

53

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Minnesota—0.16%
Mayo Clinic,
0.300%, due 02/01/11	$5,000,000	$5,000,000

0.310%, due 03/08/11	2,000,000	2,000,000

		7,000,000

New Jersey—0.13%
Chambers Cogen,
0.430%, due 01/05/11	5,500,000	5,500,000

New York—0.89%
Columbia University,
0.260%, due 03/08/11	1,500,000	1,500,000

Metropolitan Transportation Authority,
0.320%, due 02/01/11	7,500,000	7,500,000

0.300%, due 03/03/11	10,000,000	10,000,000

0.300%, due 03/07/11	5,000,000	5,000,000

New York State Power Authority,
0.290%, due 01/12/11	15,000,000	15,000,000

		39,000,000

Tennessee—0.68%
Vanderbilt University,
0.280%, due 01/10/11	15,000,000	15,000,000

0.300%, due 05/23/11	15,000,000	15,000,000

		30,000,000

Texas—1.65%
City of Houston, Combined Utility System,
0.300%, due 01/07/11	4,000,000	4,000,000

0.300%, due 03/03/11	7,000,000	7,000,000

Harris County,
0.300%, due 02/07/11	5,000,000	5,000,000

0.300%, due 05/04/11	3,710,000	3,710,000

Methodist Hospital,
0.330%, due 02/03/11	8,000,000	8,000,000

0.350%, due 06/15/11	20,000,000	20,000,000

54

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
University of Texas,
0.300%, due 02/09/11	$9,619,000	$9,619,000

0.300%, due 04/06/11	15,000,000	15,000,000

		72,329,000

Wisconsin—0.16%
City of Milwaukee,
0.300%, due 02/28/11	7,000,000	7,000,000

Wyoming—0.20%
PacifiCorp,
0.320%, due 02/01/11	9,000,000	9,000,000

Total tax-exempt commercial paper (cost—$376,514,000)		376,514,000

Total investments (cost—$4,473,505,248 which approximates
cost for federal income tax purposes)—101.98%		4,473,505,248

Liabilities in excess of other assets—(1.98)%		(86,980,572)

Net assets (applicable to 4,387,249,437 shares of common stock
outstanding equivalent to $1.00 per share)—100.00%		$4,386,524,676

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.23% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[3]	Security subject to Alternative Minimum Tax.

AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts

55

UBS RMA Tax-Free Fund Inc.
Statement of net assets—December 31, 2010 (unaudited)

ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2010 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$4,096,991,248	$—	$4,096,991,248

Tax-exempt commercial paper	—	376,514,000	—	376,514,000

Total	$—	$4,473,505,248	$—	$4,473,505,248

At December 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—22 days

See accompanying notes to financial statements

56

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—90.56%

California Educational Facilities Authority Revenue Refunding
(Stanford University),
Series L-5,
0.280%, VRD	$6,165,000	$6,165,000

Series L-6,
0.280%, VRD	10,150,000	10,150,000

California Educational Facilities Authority Revenue (St. Marys),
(NATL-RE Insured),
0.400%, VRD	2,580,000	2,580,000

California Educational Facilities Authority Revenue
(University of Southern California), Series A
(Barclays Capital Municipal Trust Receipts Series 11B),
0.350%, VRD[1,2]	5,200,000	5,200,000

California Educational Facilities Authority Revenue
(Wells Fargo Stage Trust Floater Certificates), Series 42C,
0.320%, VRD[1,2]	10,080,000	10,080,000

California Health Facilities Financing Authority Revenue
(Adventist Health Systems), Series A,
0.220%, VRD	5,700,000	5,700,000

California Health Facilities Financing Authority Revenue Refunding
(Lucille Salter), Series B,
0.320%, VRD	5,790,000	5,790,000

California Health Facilities Financing Authority Revenue Refunding
(Stanford Hospital),
Series B-1,
0.320%, VRD	21,400,000	21,400,000

Series B-2,
0.330%, VRD	10,000,000	10,000,000

California Health Facilities Financing Authority Revenue
(Scripps Health), Series F,
0.270%, VRD	5,350,000	5,350,000

California Housing Finance Agency Revenue (Home Mortgage),
Series H,
0.330%, VRD[3]	12,300,000	12,300,000

California Infrastructure & Economic Development Bank Revenue
(California Academy),
Series A,
0.260%, VRD	15,150,000	15,150,000

57

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California Infrastructure & Economic Development Bank Revenue
(California Academy) (concluded),
Series C,
0.260%, VRD	$6,000,000	$6,000,000

Series E,
0.260%, VRD	5,350,000	5,350,000

California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center), Series A,
0.340%, VRD	22,380,000	22,380,000

California Infrastructure & Economic Development Bank Revenue
(JSerra Catholic High School Project), Series B,
0.280%, VRD	9,265,000	9,265,000

California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts),
Series A,
0.310%, VRD	1,540,000	1,540,000

Series B,
0.280%, VRD	10,635,000	10,635,000

California Infrastructure & Economic Development Bank Revenue
(Rand Corp), Series B,
0.310%, VRD	1,970,000	1,970,000

California Infrastructure & Economic Development Bank Revenue Refunding
(Los Angeles County Museum of Natural History Foundation), Series B,
0.260%, VRD	5,000,000	5,000,000

California Infrastructure & Economic Development Bank Revenue
Refunding (Pacific Gas & Electric), Series D,
0.220%, VRD	6,250,000	6,250,000

California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.400%, VRD	1,715,000	1,715,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series A,
0.270%, VRD	10,000,000	10,000,000

Series B,
0.220%, VRD	18,900,000	18,900,000

Series C,
0.270%, VRD	2,200,000	2,200,000

58

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California Municipal Finance Authority Revenue
(Westmont College), Series A,
0.340%, VRD	$5,000,000	$5,000,000

California Pollution Control Financing Authority Pollution Control
Revenue Refunding (Pacific Gas & Electric), Series E,
0.260%, VRD	1,000,000	1,000,000

California State Economic Recovery,
Series C-1,
0.300%, VRD	11,700,000	11,700,000

Series C-3,
0.270%, VRD	7,200,000	7,200,000

Series C-4,
0.260%, VRD	17,980,000	17,980,000

Series C-11,
0.300%, VRD	5,900,000	5,900,000

California State, Series A,
Subseries A1-1,
0.340%, VRD	10,000,000	10,000,000

Subseries A1-2,
0.310%, VRD	10,000,000	10,000,000

California Statewide Communities Development Authority
Multi-Family Housing Revenue (Ridgeway Apartments),
Series K (FHLMC Insured),
0.280%, VRD	7,035,000	7,035,000

California Statewide Communities Development Authority Revenue
Refunding (Los Angeles County Museum of Art), Series D,
0.260%, VRD	8,900,000	8,900,000

California Statewide Communities Development Authority Revenue
(Sweep Loan Program), Series A,
0.300%, VRD	2,440,000	2,440,000

California Statewide Communities Development Authority Revenue
(University of San Diego),
0.330%, VRD	7,000,000	7,000,000

Bay Area Toll Authority Toll Bridge Revenue (Bay Area),
Series A,
0.250%, VRD	7,000,000	7,000,000

Series B2,
0.280%, VRD	4,200,000	4,200,000

59

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Bay Area Toll Authority Toll Bridge Revenue
(Citigroup Eagle Class A Certificates 20080056),
0.340%, VRD[1,2]	$4,730,000	$4,730,000

Bay Area Toll Authority Toll Bridge Revenue
(San Francisco Bay Area), Series D-1,
0.280%, VRD	10,000,000	10,000,000

Series F (Bank of America Austin Certificates, Series 2008-1058),
0.400%, VRD[1,2]	6,750,000	6,750,000

Contra Costa County Multi-Family Housing Revenue Refunding
(Delta Square Apartments Project) Series H, (FNMA Insured),
0.330%, VRD	10,655,000	10,655,000

East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle
Class A Certificates 20070069) (AGM-CR FGIC Insured),
0.340%, VRD[1,2]	15,000,000	15,000,000

Eastern Municipal Water District Water & Sewer Revenue
Certificates of Participation Refunding, Series D,
0.270%, VRD	5,965,000	5,965,000

Elsinore Valley Municipal Water District Certificates of
Participation Refunding, Series B,
0.330%, VRD	16,800,000	16,800,000

Fremont Certificates of Participation
(Capital Improvement Financing Project),
0.330%, VRD	7,035,000	7,035,000

Fresno Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,630,000	5,665,816

Grand Terrace Community Redevelopment Agency Multi-Family
Revenue (Housing Mount Vernon Villas), (FNMA Insured),
0.290%, VRD	6,830,000	6,830,000

Hemet Unified School District Certificates of Participation
(School Facilities Project),
0.290%, VRD	3,970,000	3,970,000

Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.280%, VRD	3,345,000	3,345,000

Livermore Redevelopment Agency Multi-Family Revenue Refunding
(Housing Livermore), Series A (FNMA Insured),
0.300%, VRD	5,000,000	5,000,000

60

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Los Angeles County Metropolitan Transportation Authority Sales
Tax Revenue Refunding (Property A 1st Tier), Series A-3,
0.390%, VRD	$16,565,000	$16,565,000

Los Angeles County Tax & Revenue Anticipation Notes,
2.000%, due 04/21/11	3,000,000	3,012,591

2.000%, due 06/30/11	5,000,000	5,028,113

Los Angeles Department of Water & Power Revenue
(Power System), Subseries A-8,
0.320%, VRD	10,170,000	10,170,000

Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-1,
0.250%, VRD	18,300,000	18,300,000

Subseries B-2,
0.280%, VRD	3,800,000	3,800,000

Los Angeles Unified School District Tax & Revenue
Anticipation Notes, Series A,
2.000%, due 06/30/11	5,000,000	5,032,563

Los Angeles Wastewater Systems Revenue Refunding,
Series A (Barclays Capital Municipal Trust Receipts Series 2W),
0.350%, VRD[1,2]	3,750,000	3,750,000

Manteca Redevelopment Agency Tax Allocation Refunding
(Sub-Amended Merged Project),
0.320%, VRD	3,400,000	3,400,000

Martinez Multi-Family Housing Revenue Refunding
(Muirwood Garden Apartments), Series A (FNMA Insured),
0.300%, VRD	6,800,000	6,800,000

Metropolitan Water District Southern California Waterworks
Revenue (Citigroup Eagle Class A Certificates 20070071),
0.340%, VRD[1,2]	15,000,000	15,000,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding, Series A-1,
0.300%, VRD	10,450,000	10,450,000

Metropolitan Water District Southern California Waterworks Revenue,
Series B-3,
0.250%, VRD	2,500,000	2,500,000

Series C-1,
0.290%, VRD	11,500,000	11,500,000

61

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Metropolitan Water District Southern California Waterworks
Revenue (concluded)
Series C-2,
0.290%, VRD	$5,500,000	$5,500,000

Murrieta Valley Unified School District Certificates of Participation
(School Facilities Bridge Funding Program),
0.290%, VRD	21,450,000	21,450,000

Orange County Apartment Development Revenue Refunding
(Villas La Paz), Series F (FNMA Insured),
0.390%, VRD	8,630,000	8,630,000

Orange County Apartment Development Revenue Refunding
(WLCO LF Issue G), Series 3 (FNMA Insured),
0.290%, VRD	1,200,000	1,200,000

Orange County Sanitation District Certificates of Participation
(JP Morgan PUTTERs, Series 2529Z), (AGM Insured),
0.340%, VRD[1,2]	1,075,000	1,075,000

Orange County Water District Revenue Certificates of Participation,
Series A,
0.270%, VRD	39,415,000	39,415,000

Riverside County Housing Authority Multi-Family Housing Revenue
Refunding (Amanda Park Project), Series A (FHLMC Insured),
0.320%, VRD[3]	12,600,000	12,600,000

Riverside County Tax & Revenue Anticipation Notes, Series A,
2.000%, due 03/31/11	5,000,000	5,019,120

Sacramento County Sanitation District Financing Authority
Revenue Refunding (Sub Lien-Sanitation District), Series B,
0.280%, VRD	9,525,000	9,525,000

Sacramento Transportation Authority Sales Tax Revenue
(Limited Tax-Measure A), Series A,
0.250%, VRD	29,050,000	29,050,000

San Bernardino County Multi-Family Revenue Refunding
(Housing Evergreen Apartments), Series A (FNMA Insured),
0.280%, VRD	16,600,000	16,600,000

San Bernardino County Multi-Family Revenue Refunding
(Housing Mortgage—Mountain View),
Series A (FNMA Insured),
0.300%, VRD	3,035,000	3,035,000

62

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

San Diego County Certificates of Participation (San Diego Foundation),
0.390%, VRD	$4,060,000	$4,060,000

San Diego County Regional Transportation Commission
Sales Tax Revenue (Limited Tax), Series B,
0.340%, VRD	12,260,000	12,260,000

San Diego Unified School District Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/30/11	5,000,000	5,035,026

San Francisco City & County Unified School District Tax & Revenue
Anticipation Notes,
2.000%, due 06/30/11	3,500,000	3,526,965

Santa Barbara County Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,039,783

Santa Clara County Financing Authority Lease Revenue
(Housing Authority Office Project), Series A,
0.310%, VRD	425,000	425,000

Santa Clara Electric Revenue, Subseries B,
0.320%, VRD	10,000,000	10,000,000

0.340%, VRD	19,285,000	19,285,000

Santa Clara Valley Transportation Authority Sales Tax Revenue
(Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured),
0.340%, VRD[1,2]	11,740,000	11,740,000

Santa Clara Valley Transportation Authority Sales Tax
Revenue Refunding, Series B,
0.390%, VRD	10,670,000	10,670,000

Sequoia Union High School District
(JP Morgan PUTTERs, Series 2478Z) (AGM Insured),
0.340%, VRD[1,2]	1,500,000	1,500,000

Sequoia Union High School District (Morgan Stanley Floater
Certificates), Series 2160 (AGM Insured),
0.370%, VRD[1,2]	4,110,000	4,110,000

State Center Community College District
(JP Morgan PUTTERs, Series 1972) (AGM Insured),
0.340%, VRD[1,2]	3,700,000	3,700,000

Torrance Revenue (Torrance Memorial Medical Center), Series B,
0.290%, VRD	6,700,000	6,700,000

Turlock Irrigation District Revenue, Series A,
0.450%, VRD	4,690,000	4,690,000

63

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Ventura County Tax & Revenue Anticipation Notes,
2.000%, due 07/01/11	$10,000,000	$10,079,987

Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series B,
0.270%, VRD	7,500,000	7,500,000

Total municipal bonds and notes (cost—$806,899,964)		806,899,964

Tax-exempt commercial paper—10.50%

California State University,
0.290%, due 02/03/11	5,000,000	5,000,000

Los Angeles Co. Capital Asset Lease,
0.300%, due 03/03/11	12,000,000	12,000,000

Los Angeles County Metropolitan Transportation,
0.280%, due 01/31/11	3,000,000	3,000,000

0.290%, due 01/31/11	5,000,000	5,000,000

Los Angeles Department of Water,
0.290%, due 02/08/11	5,000,000	5,000,000

0.290%, due 02/22/11	5,000,000	5,000,000

0.300%, due 02/10/11	5,000,000	5,000,000

Los Angeles Harbor Department,
0.300%, due 02/09/11	8,000,000	8,000,000

0.320%, due 04/07/11	2,000,000	2,000,000

Los Angeles Municipal Improvement Corp.,
0.280%, due 01/03/11	5,800,000	5,800,000

Orange County Teeter Plan,
0.380%, due 01/05/11	9,700,000	9,700,000

Riverside County Teeter Plan,
0.300%, due 03/10/11	23,107,000	23,107,000

Santa Clara County Teeter Plan,
0.300%, due 01/05/11	5,000,000	5,000,000

Total tax-exempt commercial paper (cost—$93,607,000)		93,607,000

Total investments (cost—$900,506,964 which approximates
cost for federal income tax purposes)—101.06%		900,506,964

Liabilities in excess of other assets—(1.06)%		(9,456,626)

Net assets (applicable to 891,463,470 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$891,050,338

64

UBS RMA California Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.27% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[3]	Security subject to Alternative Minimum Tax.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2010 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$806,899,964	$—	$806,899,964

Tax-exempt commercial paper	—	93,607,000	—	93,607,000

Total	$—	$900,506,964	$—	$900,506,964

At December 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—17 days

See accompanying notes to financial statements

65

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—95.72%

New York State Dormitory Authority Revenue Non-State
Supported Debt (Blythedale Childrens Hospital),
0.330%, VRD	$8,500,000	$8,500,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Catholic Health System),
0.330%, VRD	2,470,000	2,470,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Columbia University), Series B,
0.260%, VRD	2,800,000	2,800,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Northern Westchester Association),
0.290%, VRD	3,000,000	3,000,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (North Shore Long Island Jewish Hospital), Series B,
0.270%, VRD	11,300,000	11,300,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Rockefeller University),
Series A,
0.320%, VRD	28,500,000	28,500,000

Series A-2,
0.330%, VRD	6,000,000	6,000,000

Series B,
0.290%, VRD	7,700,000	7,700,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Royal), Series A (FNMA Insured),
0.300%, VRD	1,500,000	1,500,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (St. John’s University),
Series B-1,
0.330%, VRD	10,000,000	10,000,000

Series B-2,
0.350%, VRD	5,900,000	5,900,000

New York State Dormitory Authority Revenue
(Rockefeller University), Series A,
0.320%, VRD	1,700,000	1,700,000

New York State Dormitory Authority Revenue State
Supported Debt (City University), Series D,
0.290%, VRD	9,500,000	9,500,000

66

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York State Dormitory Authority Revenue State
Supported Debt (Cornell University),
Series A,
0.310%, VRD	$6,870,000	$6,870,000

Series B,
0.310%, VRD	9,940,000	9,940,000

New York State Dormitory Authority Revenue State
Supported Debt (New York Public Library),
Series A,
0.320%, VRD	15,735,000	15,735,000

Series B,
0.320%, VRD	4,770,000	4,770,000

New York State Dormitory Authority Revenue State
Supported Debt (University of Rochester),
Series A,
0.260%, VRD	9,645,000	9,645,000

Series B,
0.260%, VRD	9,765,000	9,765,000

New York State Dormitory Authority Revenue
(Wagner College),
0.280%, VRD	3,240,000	3,240,000

New York State Dormitory Authority State Personal
Income Tax Revenue, Series F
(JP Morgan PUTTERs, Series 3239),
0.340%, VRD[1,2]	3,600,000	3,600,000

New York State Environmental Facilities Corp. State
Personal Income Tax Revenue
(JP Morgan PUTTERs, Series 2666),
0.340%, VRD[1,2]	3,185,000	3,185,000

New York State Housing Finance Agency Affordable
Housing Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.280%, VRD	4,900,000	4,900,000

New York State Housing Finance Agency Revenue
(20 River Terrace Housing),
Series A (FNMA Insured),
0.300%, VRD	29,700,000	29,700,000

67

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York State Housing Finance Agency Revenue
(316 11th Avenue Housing),
Series A (FNMA Insured),
0.300%, VRD	$25,175,000	$25,175,000

New York State Housing Finance Agency Revenue
(Baisley Park Gardens), Series A,
0.330%, VRD	4,700,000	4,700,000

New York State Housing Finance Agency Revenue
(Housing 320 West 38th Street), Series A,
0.330%, VRD	13,000,000	13,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.320%, VRD	27,060,000	27,060,000

New York State Housing Finance Agency Revenue
(North End), Series A (FNMA Insured),
0.300%, VRD	6,200,000	6,200,000

New York State Housing Finance Agency Revenue
(West 37th Street Housing),
Series A,
0.300%, VRD	4,200,000	4,200,000

Series B,
0.300%, VRD	15,700,000	15,700,000

New York State Power Authority Revenue & General Purpose
(Consented) (Mandatory Put 03/01/11 @ 100),
0.290%, VRD	5,000,000	5,000,000

New York State Urban Development Corp. Revenue
Refunding (Service Contract), Series A-5,
0.290%, VRD	5,300,000	5,300,000

New York State Urban Development Corp.
Revenue State Facilities,
Series A3A,
0.400%, VRD	9,300,000	9,300,000

Series A3B,
0.330%, VRD	18,400,000	18,400,000

Series A3C,
0.400%, VRD	2,200,000	2,200,000

68

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York State Urban Development Corp.
Revenue State Personal Income Tax, Series B,
(Barclays Capital Municipal Trust Receipts, Series 6W),
0.350%, VRD[1,2]	$6,835,000	$6,835,000

Amherst Development Corp. Student Housing Facility Revenue
(UBF Faculty-Student Housing Corp.), Series B,
0.300%, VRD	6,000,000	6,000,000

Bayport-Blue Point Union Free School District
Tax Anticipation Notes,
1.250%, due 06/30/11	5,000,000	5,021,019

Buffalo Municipal Water Finance Authority Water
Systems Revenue Refunding,
0.280%, VRD	4,800,000	4,800,000

Cold Spring Harbor Central School District
Tax Anticipation Notes,
1.250%, due 06/30/11	6,000,000	6,026,606

Dutchess County Industrial Development Agency
Civic Facilities Revenue (Marist College),
Series A,
0.320%, VRD	7,335,000	7,335,000

0.330%, VRD	5,935,000	5,935,000

Dutchess County Industrial Development Agency
Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.330%, VRD	2,300,000	2,300,000

Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	5,000,000	5,024,860

Erie County Industrial Development Agency Civic Facilities
Revenue (Our Lady of Victory Corp.), Series A,
0.330%, VRD	9,780,000	9,780,000

Herricks Union Free School District Tax Anticipation Notes,
1.250%, due 06/24/11	4,000,000	4,017,501

Ithaca City Bond Anticipation Notes,
1.500%, due 02/15/11	4,309,980	4,314,073

Jericho Union Free School District Tax Anticipation Notes,
1.500%, due 06/17/11	10,000,000	10,047,782

Livingston County Industrial Development Agency Civic Facilities
Revenue Refunding (Red Jacket/Nicholas), Series A,
0.330%, VRD	2,068,000	2,068,000

69

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
0.260%, VRD	$5,300,000	$5,300,000

Subseries 3-A,
0.350%, VRD	15,000,000	15,000,000

Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.330%, VRD	5,950,000	5,950,000

Subseries B-2,
0.330%, VRD	8,300,000	8,300,000

Subseries B-3,
0.330%, VRD	2,700,000	2,700,000

Metropolitan Transportation Authority Revenue,
Subseries E-2,
0.330%, VRD	300,000	300,000

Miller Place Union Free School
District Tax Anticipation Notes,
1.500%, due 06/30/11	5,000,000	5,024,515

Monroe County Industrial Development Agency Civic
Facility Revenue (Rochester Presbyterian Project),
0.330%, VRD	7,500,000	7,500,000

Nassau Health Care Corp. Revenue,
0.280%, VRD	3,000,000	3,000,000

New York City Capital Resources Corp. Revenue
(Loan Enhanced Assistance), Series B-1,
0.420%, VRD	6,090,000	6,090,000

New York City (Citigroup ROCS, Series RR-II-R-11637),
0.340%, VRD[1,2]	15,520,000	15,520,000

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (201 Pearl Street Development),
Series A (FNMA Insured),
0.300%, VRD	5,000,000	5,000,000

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (Elliott Chelsea Development), Series A,
0.360%, VRD	5,220,000	5,220,000

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (Marseilles Apartments), Series A,
0.290%, VRD	1,955,000	1,955,000

70

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest), Series A,
0.400%, VRD	$34,355,000	$34,355,000

New York City Housing Development Corp. Multi-Family
Rental Housing (Queenswood Apartments),
Series A (FHLMC Insured),
0.300%, VRD	7,100,000	7,100,000

New York City Housing Development Corp. Multi-Family
Rental Housing Revenue (2 Gold Street),
Series A (FNMA Insured),
0.300%, VRD	11,100,000	11,100,000

New York City Industrial Development Agency Civic Facility
Revenue (Jamaica First Parking LLC Project),
0.330%, VRD	4,070,000	4,070,000

New York City Industrial Development Agency Civic Facility
Revenue (New York Psychotherapy),
0.320%, VRD	2,820,000	2,820,000

New York City Municipal Finance Authority Water &
Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.230%, VRD	11,880,000	11,880,000

Series BB-5,
0.230%, VRD	700,000	700,000

New York City Municipal Water Finance Authority Water &
Sewer Revenue (JP Morgan PUTTERs, Series 2559),
0.340%, VRD[1,2]	1,775,000	1,775,000

New York City Municipal Water Finance Authority Water &
Sewer System Revenue,
Series C (JP Morgan PUTTERs, Series 3236),
0.340%, VRD[1,2]	7,010,000	7,010,000

Series D (JP Morgan PUTTERs, Series 3240),
0.340%, VRD[1,2]	2,040,000	2,040,000

Series EE (JP Morgan PUTTERS, Series 3587),
0.340%, VRD[1,2]	10,830,000	10,830,000

Series F-1,
0.320%, VRD	6,700,000	6,700,000

71

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue,
Subseries B-4,
0.290%, VRD	$4,000,000	$4,000,000

New York City,
Subseries A-3,
0.300%, VRD	3,000,000	3,000,000

Subseries A-5,
0.350%, VRD	70,000	70,000

Subseries H-1,
0.260%, VRD	6,810,000	6,810,000

Subseries H-4,
0.250%, VRD	5,500,000	5,500,000

Subseries L-4,
0.290%, VRD	8,500,000	8,500,000

Subseries L-6,
0.230%, VRD	4,000,000	4,000,000

New York City Transitional Finance Authority
(New York City Recovery), Series 3, Subseries 3-B,
0.230%, VRD	14,975,000	14,975,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.300%, VRD	400,000	400,000

Series A-2,
0.300%, VRD	11,900,000	11,900,000

New York City Trust for Cultural Resources Revenue
(Lincoln Center of Arts), Series B-1,
0.300%, VRD	1,300,000	1,300,000

New York City Trust for Cultural Resources Revenue
(Metropolitan Museum of Art), Series A1,
0.310%, VRD	8,200,000	8,200,000

New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural History),
Series A1,
0.320%, VRD	4,600,000	4,600,000

Series A2,
0.280%, VRD	14,840,000	14,840,000

72

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York City Trust for Cultural Resources Revenue Refunding
(American Museum of Natural History) (concluded),
Series B2,
0.280%, VRD	$2,825,000	$2,825,000

New York City Trust for Cultural Resources Revenue
Refunding (Lincoln Center),
Series A-1,
0.320%, VRD	11,190,000	11,190,000

Series A-2,
0.280%, VRD	7,600,000	7,600,000

Onondaga County Industrial Development Agency Civic
Facilities Revenue (Syracuse Home Association Project),
0.330%, VRD	6,450,000	6,450,000

Onondaga County Industrial Development Agency Civic
Facilities Revenue (Syracuse University Project), Series B,
0.300%, VRD	180,000	180,000

Oyster Bay Bond Anticipation Notes,
1.250%, due 11/18/11	1,000,000	1,007,443

Oyster Bay Public Improvement,
3.000%, due 08/15/11	3,029,000	3,078,559

Puerto Rico Commonwealth Highway & Transportation
Authority Transportation Revenue, Series A,
0.320%, VRD	18,000,000	18,000,000

Puerto Rico Commonwealth Refunding
(Public Improvement), Series B,
0.220%, VRD	21,700,000	21,700,000

Riverhead Industrial Development Agency Civic Facilities Revenue
(Central Suffolk Hospital Project),
0.330%, VRD	3,875,000	3,875,000

Riverhead Industrial Development Agency Civic Facilities Revenue
Refunding (Central Suffolk Hospital), Series C,
0.330%, VRD	6,680,000	6,680,000

Suffolk County Industrial Development Agency Civic
Facilities Revenue (Touro College Project),
0.320%, VRD	1,215,000	1,215,000

Suffolk County Tax Anticipation Notes,
1.500%, due 09/13/11	4,000,000	4,031,144

73

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Syracuse Industrial Development Agency Civic Facility Revenue
(Syracuse University Project), Series A-1,
0.270%, VRD	$5,200,000	$5,200,000

Syracuse Industrial Development Agency Civic Facility Revenue
(Syracuse University), Series A,
0.300%, VRD	5,400,000	5,400,000

Tompkins County Industrial Development Agency Revenue
(Care Community Kendal Ithaca), Series B,
0.380%, VRD	3,850,000	3,850,000

Triborough Bridge & Tunnel Authority Revenues
(General Purpose), Series B,
0.330%, VRD	10,000,000	10,000,000

Triborough Bridge & Tunnel Authority Revenues
Refunding, Subseries B-2,
0.340%, VRD	10,235,000	10,235,000

Triborough Bridge & Tunnel Authority Revenue,
Series A,
0.390%, VRD	440,000	440,000

Series B,
0.270%, VRD	11,180,000	11,180,000

Total municipal bonds and notes (cost—$825,431,502)		825,431,502

Tax-exempt commercial paper—5.54%

Metropolitan Transportation Authority,
0.300%, due 03/03/11	5,000,000	5,000,000

0.300%, due 03/07/11	5,000,000	5,000,000

0.300%, due 04/07/11	7,000,000	7,000,000

New York State Dormitory Authority (Columbia University),
0.280%, due 03/08/11	19,780,000	19,780,000

74

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

New York State Power Authority,
0.320%, due 01/13/11	$4,800,000	$4,800,000

0.300%, due 01/18/11	6,200,000	6,200,000

Total tax-exempt commercial paper (cost—$47,780,000)		47,780,000

Total investments (cost—$873,211,502 which approximates
cost for federal income tax purposes)—101.26%		873,211,502

Liabilities in excess of other assets—(1.26)%		(10,896,410)

Net assets (applicable to 862,435,266 shares of beneficial interest
outstanding equivalent to $1.00 per share)—100.00%		$862,315,092

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.89% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2010 and reset periodically.

75

UBS RMA New York Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$825,431,502	$—	$825,431,502

Tax-exempt commercial paper	—	47,780,000	—	47,780,000

Total	$—	$873,211,502	$—	$873,211,502

At December 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—18 days

See accompanying notes to financial statements

76

UBS RMA New Jersey Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—89.58%

New Jersey Building Authority Building Revenue,
Subseries A-1,
0.270%, VRD	$5,580,000	$5,580,000

Subseries A-2,
0.270%, VRD	4,900,000	4,900,000

Subseries A-4,
0.270%, VRD	2,395,000	2,395,000

New Jersey Economic Development Authority Economic
Development Revenue (Diocese of Metuchen Project),
0.420%, VRD	6,500,000	6,500,000

New Jersey Economic Development Authority Economic
Development Revenue (Duke Farms Foundation Project),
Series A,
0.290%, VRD	12,400,000	12,400,000

New Jersey Economic Development Authority Natural
Gas Facilities Revenue (South Jersey),
0.350%, VRD[1]	8,200,000	8,200,000

New Jersey Economic Development Authority Pollution
Control Revenue Refunding (ExxonMobil Project),
0.180%, VRD	7,400,000	7,400,000

New Jersey Economic Development Authority Revenue
(Bancroft Neurohealth Project),
0.310%, VRD	3,290,000	3,290,000

New Jersey Economic Development Authority Revenue
(Community Options, Inc. Project),
0.430%, VRD	3,600,000	3,600,000

New Jersey Economic Development Authority Revenue
(Cooper Health System Project), Series A,
0.290%, VRD	3,600,000	3,600,000

New Jersey Economic Development Authority Revenue
(CPC Behavioral Healthcare), Series A,
0.430%, VRD	2,765,000	2,765,000

New Jersey Economic Development Authority Revenue
(Oak Hill Academy Project),
0.430%, VRD	1,630,000	1,630,000

New Jersey Economic Development Authority Revenue
(Peddie School Project),
0.310%, VRD	4,800,000	4,800,000

77

UBS RMA New Jersey Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Jersey Economic Development Authority Revenue
(Presbyterian Homes Assisted), Series B,
0.290%, VRD	$2,700,000	$2,700,000

New Jersey Economic Development Authority Revenue
Refunding (Cranes Mill Project), Series B,
0.310%, VRD	4,610,000	4,610,000

New Jersey Economic Development Authority Revenue
Refunding (First Mortgage Franciscan),
0.280%, VRD	2,060,000	2,060,000

New Jersey Economic Development Authority Revenue
(Republic Services, Inc. Project),
0.530%, VRD[1]	2,910,000	2,910,000

New Jersey Economic Development Authority Revenue
(Thermal Energy Limited Partnership),
0.330%, VRD[1]	1,000,000	1,000,000

New Jersey Economic Development Authority School Revenue
(Facilities Construction),
Subseries R-1,
0.270%, VRD	3,655,000	3,655,000

Subseries R-2,
0.230%, VRD	7,675,000	7,675,000

Subseries R-3,
0.270%, VRD	4,930,000	4,930,000

New Jersey Economic Development Authority Specialty
Facilities Revenue (Port Newark Container LLC),
0.290%, VRD[1]	5,000,000	5,000,000

New Jersey Educational Facilities Authority Revenue
(Centenary College), Series A,
0.310%, VRD	3,375,000	3,375,000

New Jersey Health Care Facilities Financing Authority
Revenue (AHS Hospital Corp.), Series B,
0.340%, VRD	10,700,000	10,700,000

New Jersey Health Care Facilities Financing
Authority Revenue (Computer Program),
Subseries A-6,
0.330%, VRD	3,570,000	3,570,000

78

UBS RMA New Jersey Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Jersey Health Care Facilities Financing Authority Revenue
(Recovery Management System, Inc.),
0.310%, VRD	$1,220,000	$1,220,000

New Jersey Health Care Facilities Financing Authority Revenue
(Robert Wood Johnson University),
0.280%, VRD	7,700,000	7,700,000

Series A-3,
0.280%, VRD	4,700,000	4,700,000

New Jersey Health Care Facilities Financing Authority Revenue,
Series A3,
0.320%, VRD	2,300,000	2,300,000

New Jersey Health Care Facilities Financing Authority Revenue
(Somerset Medical Center),
0.290%, VRD	4,250,000	4,250,000

New Jersey Health Care Facilities Financing Authority Revenue
(Virtua Health),
Series A-7,
0.280%, VRD	1,800,000	1,800,000

Series B,
0.260%, VRD	3,500,000	3,500,000

Series C,
0.290%, VRD	3,100,000	3,100,000

Series D,
0.290%, VRD	300,000	300,000

New Jersey Health Care Facilities Financing Authority
Revenue (Wiley Mission Project),
0.310%, VRD	1,200,000	1,200,000

New Jersey State Turnpike Authority Turnpike Revenue,
Series B,
0.270%, VRD	9,000,000	9,000,000

Series C,
0.310%, VRD	4,800,000	4,800,000

Series D,
0.270%, VRD	1,500,000	1,500,000

Brick Township Bond Anticipation Notes,
1.750%, due 09/30/11	1,000,000	1,010,396

79

UBS RMA New Jersey Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Burlington County Bridge Community Revenue
(Lutheran Home Project), Series A,
0.310%, VRD	$2,160,000	$2,160,000

Camden County Improvement Authority Revenue
(Senior Redevelopment- Harvest Village Project), Series A,
0.320%, VRD	6,840,000	6,840,000

Chester Township Bond Anticipation Notes,
1.250%, due 02/25/11	1,500,000	1,501,641

Connecticut State Health & Educational Facilities
Authority Revenue (Yale University), Series V-1,
0.240%, VRD	2,000,000	2,000,000

Delaware River Joint Toll Bridge Commission
Bridge Revenue, Series B-1,
0.330%, VRD	11,665,000	11,665,000

Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding,
Series B,
0.290%, VRD	1,345,000	1,345,000

Series C,
0.320%, VRD	3,500,000	3,500,000

Essex County Improvement Authority Revenue
(The Childrens Institute Project),
0.430%, VRD	1,465,000	1,465,000

Franklin Lakes Bond Anticipation Notes,
1.000%, due 10/27/11	2,465,950	2,477,010

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project), Series B,
0.240%, VRD	400,000	400,000

Mercer County Improvement Authority Revenue
Refunding (Atlantic Foundation Project),
0.410%, VRD	500,000	500,000

Middlesex County, Series A,
2.000%, due 06/01/11	1,438,000	1,448,086

Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project), Series F,
0.270%, VRD	4,800,000	4,800,000

80

UBS RMA New Jersey Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.240%, VRD	$400,000	$400,000

North Brunswick Township Bond Anticipation Notes,
1.250%, due 08/11/11	1,500,000	1,508,179

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.300%, VRD	1,800,000	1,800,000

Port Authority of New York & New Jersey
(JP Morgan PUTTERs, Series 3090),
0.430%, VRD[1,2,3]	3,335,000	3,335,000

Puerto Rico Commonwealth Highway & Transportation
Authority Transportation Revenue, Series A,
0.320%, VRD	2,000,000	2,000,000

Ringwood Borough Bond Anticipation Notes,
1.500%, due 11/04/11	1,500,000	1,508,756

Rutgers State University Refunding, Series A,
0.270%, VRD	7,225,000	7,225,000

Rutgers State University, Series G,
0.290%, VRD	7,120,000	7,120,000

Toms River,
2.000%, due 06/15/11	1,500,000	1,511,169

Union County Industrial Pollution Control Financing Authority
Pollution Control Revenue Refunding (ExxonMobil Project),
0.180%, VRD	4,850,000	4,850,000

University of Texas University Revenues (Financing Systems),
Series B,
0.270%, VRD	300,000	300,000

Upper Saddle River Bond Anticipation Notes,
1.250%, due 02/25/11	1,500,000	1,501,799

Total municipal bonds and notes (cost—$238,787,036)		238,787,036

Tax-exempt commercial paper—10.38%

Columbia University,
0.280%, due 02/03/11	8,240,000	8,240,000

New Jersey Economic Development
Authority (Chambers Cogen),
0.430%, due 01/05/11	6,600,000	6,600,000

81

UBS RMA New Jersey Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

New Jersey Economic Development Authority
(Keystone Energy Service Co.),
0.360%, due 02/15/11	$10,000,000	$10,000,000

Princeton University,
0.280%, due 03/08/11	2,830,000	2,830,000

Total tax-exempt commercial paper (cost—$27,670,000)		27,670,000

Total investments (cost—$266,457,036 which approximates
cost for federal income tax purposes)—99.96%		266,457,036

Other assets in excess of liabilities—0.04%		113,659

Net assets (applicable to 266,566,344 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$266,570,695

[1]	Security subject to Alternative Minimum Tax.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 1.25% of net assets as of December 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2010 and reset periodically.

82

UBS RMA New Jersey Municipal Money Fund
Statement of net assets—December 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$238,787,036	$—	$238,787,036

Tax-exempt commercial paper	—	27,670,000	—	27,670,000

Total	$—	$266,457,036	$—	$266,457,036

At December 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—17 days

See accompanying notes to financial statements

83

UBS RMA

Understanding your Funds’ expenses (unaudited)
As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 to December 31, 2010.

Actual expenses
The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds.

To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

84

UBS RMA

Understanding your Fund’s expenses (unaudited) (continued)
The examples do not reflect Resource Management Account® RMA® Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio
			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	07/01/10 –	during the
	July 1, 2010	December 31, 2010	12/31/10	period

Actual	$1,000.00	$1,000.10	$1.41	0.28%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.79	1.43	0.28

UBS RMA U.S. Government Portfolio
			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	07/01/10 –	during the
	July 1, 2010	December 31, 2010	12/31/10	period

Actual	$1,000.00	$1,000.10	$1.11	0.22%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.10	1.12	0.22

UBS RMA Tax-Free Fund Inc.
			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	07/01/10 –	during the
	July 1, 2010	December 31, 2010	12/31/10	period

Actual	$1,000.00	$1,000.10	$1.31	0.26%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.89	1.33	0.26

[1]	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

85

UBS RMA

Understanding your Fund’s expenses (unaudited) (concluded)

UBS RMA California Municipal Money Fund
			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	07/01/10 –	during the
	July 1, 2010	December 31, 2010	12/31/10	period

Actual	$1,000.00	$1,000.00	$1.21	0.24%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.00	1.22	0.24

UBS RMA New York Municipal Money Fund
			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	07/01/10 –	during the
	July 1, 2010	December 31, 2010	12/31/10	period

Actual	$1,000.00	$1,000.10	$1.31	0.26%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.89	1.33	0.26

UBS RMA New Jersey Municipal Money Fund
			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	07/01/10 –	during the
	July 1, 2010	December 31, 2010	12/31/10	period

Actual	$1,000.00	$1,000.10	$1.26	0.25%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.95	1.28	0.25

[1]	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

86

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87

UBS RMA
Statement of operations

	For the six months ended
	December 31, 2010 (unaudited)

	Money Market	U.S. Government
	Portfolio	Portfolio

Investment income:
Interest	$21,249,412	$4,334,560

Affiliated securities lending income	623	—

	21,250,035	4,334,560

Expenses:
Investment advisory and administration fees	36,147,221	7,161,273

Service fees	9,036,805	2,350,023

Transfer agency and related services fees	3,167,487	226,975

Custody and accounting fees	974,776	253,494

Insurance fees	200,931	55,894

Reports and notices to shareholders	189,861	19,869

State registration fees	127,879	25,819

Professional fees	64,163	60,886

Directors’/Trustees’ fees	60,309	20,099

Other expenses	55,026	18,832

	50,024,458	10,193,164

Less: Fee waivers and/or expense reimbursements
by investment advisor/administrator	(29,498,135)	(6,046,821)

Net expenses	20,526,323	4,146,343

Net investment income	723,712	188,217

Net realized gains	9,428	11,394

Net increase in net assets resulting from operations	$733,140	$199,611

See accompanying notes to financial statements

88

For the six months ended
December 31, 2010 (unaudited)

	California	New York	New Jersey
Tax-Free	Municipal	Municipal	Municipal
Fund	Money Fund	Money Fund	Money Fund

$5,966,688	$1,264,256	$1,124,190	$349,954

—	—	—	—

5,966,688	1,264,256	1,124,190	349,954

8,906,026	2,183,446	1,914,167	610,447

2,777,302	621,611	528,112	162,786

757,748	132,707	122,384	39,130

299,577	67,049	56,965	18,290

67,626	14,676	12,958	4,056

58,056	11,005	9,912	4,036

39,729	16,321	13,795	15,763

65,564	59,243	59,060	52,230

23,302	9,932	9,420	7,116

44,782	13,526	12,642	7,352

13,039,712	3,129,516	2,739,415	921,206

(7,295,466)	(1,915,059)	(1,657,522)	(584,831)

5,744,246	1,214,457	1,081,893	336,375

222,442	49,799	42,297	13,579

10,478	—	1,997	—

$232,920	$49,799	$44,294	$13,579

89

UBS RMA
Statement of changes in net assets

	For the six
	months ended	For the
	December 31, 2010	year ended
	(unaudited)	June 30, 2010

UBS RMA Money Market Portfolio
From operations:
Net investment income	$723,712	$1,513,804

Net realized gain (loss)	9,428	(19,951)

Net increase in net assets resulting from operations	733,140	1,493,853

Dividends and distributions to shareholders from:
Net investment income	(723,712)	(1,513,804)

Net realized gain	(510,365)	(1,084,584)

Total dividends and distributions to shareholders	(1,234,077)	(2,598,388)

Net increase (decrease) in net assets from
capital share transactions	687,801,654	(2,069,858,247)

Net increase (decrease) in net assets	687,300,717	(2,070,962,782)

Net assets:
Beginning of period	14,391,540,709	16,462,503,491

End of period	$15,078,841,426	$14,391,540,709

Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$188,217	$416,608

Net realized gains	11,394	51,764

Net increase in net assets resulting from operations	199,611	468,372

Dividends and distributions to shareholders from:
Net investment income	(188,217)	(416,608)

Net realized gain	(16,235)	(584,854)

Total dividends and distributions to shareholders	(204,452)	(1,001,462)

Net decrease in net assets from capital share transactions	(17,111,115)	(1,035,551,935)

Net decrease in net assets	(17,115,956)	(1,036,085,025)

Net assets:
Beginning of period	3,626,298,827	4,662,383,852

End of period	$3,609,182,871	$3,626,298,827

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

90

UBS RMA
Statement of changes in net assets

	For the six
	months ended	For the
	December 31, 2010	year ended
	(unaudited)	June 30, 2010

UBS RMA Tax-Free Fund
From operations:
Net investment income	$222,442	$508,696

Net realized gains	10,478	44,963

Net increase in net assets resulting from operations	232,920	553,659

Dividends and distributions to shareholders from:
Net investment income	(222,442)	(508,696)

Net realized gain	(19,989)	(91,052)

Total dividends and distributions to shareholders	(242,431)	(599,748)

Net decrease in net assets from capital share transactions	(46,725,483)	(1,427,311,553)

Net decrease in net assets	(46,734,994)	(1,427,357,642)

Net assets:
Beginning of period	4,433,259,670	5,860,617,312

End of period	$4,386,524,676	$4,433,259,670

Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$49,799	$110,657

Net realized gain	—	21,757

Net increase in net assets resulting from operations	49,799	132,414

Dividends and distributions to shareholders from:
Net investment income	(49,799)	(110,657)

Net realized gain	—	(144,363)

Total dividends and distributions to shareholders	(49,799)	(255,020)

Net decrease in net assets from beneficial interest transactions	(111,856,901)	(216,063,981)

Net decrease in net assets	(111,856,901)	(216,186,587)

Net assets:
Beginning of period	1,002,907,239	1,219,093,826

End of period	$891,050,338	$1,002,907,239

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

91

UBS RMA
Statement of changes in net assets

	For the six
	months ended	For the
	December 31, 2010	year ended
	(unaudited)	June 30, 2010

UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$42,297	$97,782

Net realized gains	1,997	7,181

Net increase in net assets resulting from operations	44,294	104,963

Dividends and distributions to shareholders from:
Net investment income	(42,297)	(97,782)

Net realized gain	(7,181)	—

Total dividends and distributions to shareholders	(49,478)	(97,782)

Net decrease in net assets from beneficial interest transactions	(1,950,079)	(225,860,687)

Net decrease in net assets	(1,955,263)	(225,853,506)

Net assets:
Beginning of period	864,270,355	1,090,123,861

End of period	$862,315,092	$864,270,355

Accumulated undistributed net investment income	$—	$—

UBS RMA New Jersey Municipal Money Fund
From operations:
Net investment income	$13,579	$29,939

Net realized gain	—	2,420

Net increase in net assets resulting from operations	13,579	32,359

Dividends and distributions to shareholders from:
Net investment income	(13,579)	(29,939)

Net realized gain	(2,419)	—

Total dividends and distributions to shareholders	(15,998)	(29,939)

Net decrease in net assets from beneficial interest transactions	(5,218,728)	(27,992,551)

Net decrease in net assets	(5,221,147)	(27,990,131)

Net assets:
Beginning of period	271,791,842	299,781,973

End of period	$266,570,695	$271,791,842

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

92

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93

UBS RMA Money Market Portfolio
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended
December 31, 2010
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [1]

Dividends from net investment income	(0.000)[1]

Distributions from net realized gain	(0.000)[1]

Total dividends and distributions	(0.000)[1]

Net asset value, end of period	$1.00

Total investment return[2]	0.01%

Ratios/supplemental data:
Net assets, end of period (000’s)	$15,078,841

Expenses to average net assets, before fee waivers and/or
expense reimbursements by investment advisor/administrator	0.69%[3]

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by investment advisor/administrator	0.28%[3]

Net investment income to average net assets	0.01%[3]

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.
[3]	Annualized.
[4]	In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the Portfolio was reimbursed in the amount of $877,352 for overcharges related to prior fiscal periods for postage related expenses. The reimbursement represents less than 0.005%.

See accompanying notes to financial statements

94

Years ended June 30,

2010	2009	2008	2007	2006

$1.00	$1.00	$1.00	$1.00	$1.00

0.000 [1]	0.010	0.036	0.048	0.037

(0.000)[1]	(0.010)	(0.036)	(0.048)	(0.037)

(0.000)[1]	(0.000)[1]	—	—	—

(0.000)[1]	(0.010)	(0.036)	(0.048)	(0.037)

$1.00	$1.00	$1.00	$1.00	$1.00

0.02%	1.06%	3.74%	4.87%	3.71%

$14,391,541	$16,462,503	$16,791,306	$13,138,666	$10,627,952

0.70%	0.71%	0.69%	0.71%	0.71%

0.26%	0.58%	0.56%[4]	0.58%	0.58%

0.01%	1.02%	3.58%	4.76%	3.66%

95

UBS RMA U.S. Government Portfolio
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended
December 31, 2010
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [1]

Dividends from net investment income	(0.000)[1]

Distributions from net realized gain	(0.000)[1]

Total dividends and distributions	(0.000)[1]

Net asset value, end of period	$1.00

Total investment return[2]	0.01%

Ratios/supplemental data:
Net assets, end of period (000’s)	$3,609,183

Expenses to average net assets, before fee waivers and/or
expense reimbursements by investment advisor/administrator	0.54%[3]

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by investment advisor/administrator	0.22%[3]

Net investment income to average net assets	0.01%[3]

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.
[3]	Annualized.
[4]	The Portfolio was reimbursed by UBS Financial Services Inc. in the amount of $29,175 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

96

Years ended June 30,

2010	2009	2008	2007	2006

$1.00	$1.00	$1.00	$1.00	$1.00

0.000 [1]	0.005	0.029	0.046	0.034

(0.000)[1]	(0.005)	(0.029)	(0.046)	(0.034)

(0.000)[1]	(0.000)[1]	—	—	—

(0.000)[1]	(0.005)	(0.029)	(0.046)	(0.034)

$1.00	$1.00	$1.00	$1.00	$1.00

0.02%	0.52%	2.93%	4.67%	3.49%

$3,626,299	$4,662,384	$2,378,477	$1,027,191	$845,450

0.55%	0.56%	0.58%	0.63%	0.62%

0.22%	0.53%	0.58%[4]	0.63%	0.62%

0.01%	0.37%	2.56%	4.58%	3.38%

97

UBS RMA Tax-Free Fund Inc.
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended
December 31, 2010
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [1]

Dividends from net investment income	(0.000)[1]

Distributions from net realized gain	(0.000)[1]

Total dividends and distributions	(0.000)[1]

Net asset value, end of period	$1.00

Total investment return[2]	0.01%

Ratios/supplemental data:
Net assets, end of period (000’s)	$4,386,525

Expenses to average net assets, before fee waivers and/or
expense reimbursements by investment advisor/administrator	0.59%[3]

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by investment advisor/administrator	0.26%[3]

Net investment income to average net assets	0.01%[3]

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Annualized.
[4]	The Fund was reimbursed by UBS Financial Services Inc. in the amount of $49,815 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

98

Years ended June 30,

2010	2009	2008	2007	2006

$1.00	$1.00	$1.00	$1.00	$1.00

0.000 [1]	0.007	0.023	0.030	0.024

(0.000)[1]	(0.007)	(0.023)	(0.030)	(0.024)

(0.000)[1]	(0.000)[1]	—	—	—

(0.000)[1]	(0.007)	(0.023)	(0.030)	(0.024)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.71%	2.35%	3.07%	2.40%

$4,433,260	$5,860,617	$7,442,948	$4,902,889	$3,565,357

0.59%	0.60%	0.57%	0.59%	0.60%

0.27%	0.57%	0.57%[4]	0.59%	0.60%

0.01%	0.70%	2.21%	3.03%	2.38%

99

UBS RMA California Municipal Money Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
December 31, 2010
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [1]

Dividends from net investment income	(0.000)[1]

Distributions from net realized gain	—

Total dividends and distributions	(0.000)[1]

Net asset value, end of period	$1.00

Total investment return[2]	0.00%[3]

Ratios/supplemental data:
Net assets, end of period (000’s)	$891,050

Expenses to average net assets, before fee waivers and/or
expense reimbursements by investment advisor/administrator	0.63%[4]

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by investment advisor/administrator	0.24%[4]

Net investment income to average net assets	0.01%[4]

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Total investment return is less than 0.005%.
[4]	Annualized.
[5]	The Fund was reimbursed by UBS Financial Services Inc. in the amount of $11,143 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

100

Years ended June 30,

2010	2009	2008	2007	2006

$1.00	$1.00	$1.00	$1.00	$1.00

0.000 [1]	0.006	0.022	0.029	0.023

(0.000)[1]	(0.006)	(0.022)	(0.029)	(0.023)

(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—

(0.000)[1]	(0.006)	(0.022)	(0.029)	(0.023)

$1.00	$1.00	$1.00	$1.00	$1.00

0.02%	0.63%	2.24%	2.93%	2.29%

$1,002,907	$1,219,094	$1,762,809	$1,228,688	$941,624

0.64%	0.62%	0.59%	0.62%	0.63%

0.23%	0.54%	0.59%[5]	0.62%	0.63%

0.01%	0.64%	2.10%	2.89%	2.28%

101

UBS RMA New York Municipal Money Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
December 31, 2010
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [1]

Dividends from net investment income	(0.000)[1]

Distributions from net realized gain	(0.000)[1]

Total dividends and distributions	(0.000)[1]

Net asset value, end of period	$1.00

Total investment return[2]	0.01%

Ratios/supplemental data:
Net assets, end of period (000’s)	$862,315

Expenses to average net assets, before fee waivers and/or
expense reimbursements by investment advisor/administrator	0.65%[3]

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by investment advisor/administrator	0.26%[3]

Net investment income to average net assets	0.01%[3]

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Annualized.
[4]	The Fund was reimbursed by UBS Financial Services Inc. in the amount of $9,385 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

102

Years ended June 30,

2010	2009	2008	2007	2006

$1.00	$1.00	$1.00	$1.00	$1.00

0.000 [1]	0.006	0.021	0.029	0.023

(0.000)[1]	(0.006)	(0.021)	(0.029)	(0.023)

—	(0.000)[1]	—	—	—

(0.000)[1]	(0.006)	(0.021)	(0.029)	(0.023)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.65%	2.23%	2.95%	2.28%

$864,270	$1,090,124	$1,412,899	$832,590	$612,696

0.65%	0.63%	0.61%	0.67%	0.67%

0.24%	0.55%	0.61%[4]	0.67%	0.67%

0.01%	0.66%	2.03%	2.92%	2.27%

103

UBS RMA New Jersey Municipal Money Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
December 31, 2010
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [1]

Dividends from net investment income	(0.000)[1]

Distributions from net realized gain	(0.000)[1]

Total dividends and distributions	(0.000)[1]

Net asset value, end of period	$1.00

Total investment return[2]	0.01%

Ratios/supplemental data:
Net assets, end of period (000’s)	$266,571

Expenses to average net assets, before fee waivers and/or
expense reimbursements by investment advisor/administrator	0.68%[3]

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by investment advisor/administrator	0.25%[3]

Net investment income to average net assets	0.01%[3]

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Annualized.
[4]	The Fund was reimbursed by UBS Financial Services Inc. in the amount of $2,454 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

104

Years ended June 30,

2010	2009	2008	2007	2006

$1.00	$1.00	$1.00	$1.00	$1.00

0.000 [1]	0.006	0.020	0.028	0.021

(0.000)[1]	(0.006)	(0.020)	(0.028)	(0.021)

—	(0.000)[1]	—	—	—

(0.000)[1]	(0.006)	(0.020)	(0.028)	(0.021)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.58%	2.05%	2.85%	2.11%

$271,792	$299,782	$345,615	$179,725	$134,639

0.69%	0.69%	0.68%	0.75%	0.81%

0.27%	0.61%	0.68%[4]	0.75%	0.81%

0.01%	0.56%	1.83%	2.82%	2.10%

105

UBS RMA
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the SEC under the 1940 Act as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund (“RMA New Jersey”), and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York (collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally

UBS RMA
Notes to financial statements (unaudited)

accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Funds’ Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the

UBS RMA
Notes to financial statements (unaudited)

impact that adoption of the remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

UBS RMA
Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

Investment advisor and administrator
Each Funds’ Board has approved an investment advisory and administration contract (“Advisory Contract”) for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate

Money Market Portfolio
All	0.50%†

†	Effective November 12, 2009, UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the “Portfolio”) so that the fee rate is reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; in excess of $1.5 billion up to $5.0 billion in average daily net assets—0.36%; in excess of $5.0 billion up to $10.0 billion in average daily net assets—0.35%; in excess of $10.0 billion up to $15.0 billion in average daily

109

UBS RMA
Notes to financial statements (unaudited)

net assets—0.34%; in excess of $15.0 billion up to $20.0 billion in average daily net assets—0.33%; and over $20.0 billion in average daily net assets—0.30%. Prior to November 12, 2009, UBS Financial Services Inc. had contractually agreed to waive portions of its investment advisory and administration fee for the Portfolio so that the rates were reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; and over $1.5 billion in average daily net assets—0.36%. The waivers effective November 12, 2009, reflect additional breakpoints on fees when assets exceed $5 billion; although these additional breakpoints are not contractual, UBS Financial Services Inc. will not modify or remove the additional breakpoints without consulting with the Portfolio’s board. UBS Financial Services Inc. has further agreed to cap the Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s Shareholder Services Plan) so that the total of these does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio’s average daily net assets. (UBS Financial Services Inc. is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the cap continues for as long as the Portfolio’s Shareholder Services Plan remains in effect). Accordingly, for the six months ended December 31, 2010, UBS Financial Services Inc. waived $9,903,606 of its investment advisory and administration fees from the Portfolio.

Average daily net assets	Annual rate

U.S. Government Portfolio††, RMA California and RMA New York:
Up to $300 million	0.50%

In excess of $300 million up to $750 million	0.44%

Over $750 million	0.36%

RMA New Jersey:
Up to $300 million	0.45%

In excess of $300 million up to $750 million	0.39%

Over $750 million	0.31%

RMA Tax-Free††:
Up to $1.0 billion	0.50%

In excess of $1.0 billion up to $1.5 billion	0.44%

Over $1.5 billion	0.36%

††	Effective November 12, 2009, UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the U.S. Government Portfolio and RMA Tax-Free so that the fee for each is further reduced to the following for assets in excess of $5 billion: in excess of $5.0 billion up to $10.0 billion in average daily net assets—0.35%; in excess of $10.0 billion up to $15.0 billion in average daily net assets—0.34%; in excess of $15.0 billion up to $20.0 billion in average daily net assets—0.33%; and over $20.0 billion in average daily net assets—0.30%. Although the additional breakpoints on fees when assets exceed $5 billion are not contractual, UBS

110

UBS RMA
Notes to financial statements (unaudited)

Financial Services Inc. will not modify or remove the additional breakpoints without consulting with the boards overseeing U.S. Government Portfolio and RMA Tax-Free.

At December 31, 2010, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees, net of fee waivers and/or expense reimbursements as follows:

Money Market Portfolio	$800,493

U.S. Government Portfolio	119,470

RMA Tax-Free	352,681

RMA California	59,237

RMA New York	57,106

RMA New Jersey	7,800

In addition to the above arrangements, UBS Financial Services Inc. has undertaken to waive fees and/or reimburse expenses in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the six months ended December 31, 2010, UBS Financial Services Inc. voluntarily waived investment advisory and administration fees and/or reimbursed expenses as follows (these amounts are in addition to the waivers noted above):

Money Market Portfolio	$19,594,529

U.S. Government Portfolio	6,046,821

RMA Tax-Free	7,295,466

RMA California	1,915,059

RMA New York	1,657,522

RMA New Jersey	584,831

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a “Sub-Advisory Contract”). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Funds’ average daily net assets.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him

UBS RMA
Notes to financial statements (unaudited)

being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2010, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$52,325,546,398

U.S. Government Portfolio	45,210,000,000

RMA Tax-Free	785,649,000

RMA California	239,485,000

RMA New York	431,070,000

RMA New Jersey	80,150,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Shareholder service plans
UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Funds’ shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM (US) is compensated for providing such services at the annual rate of 0.125% of the Funds’ average daily net assets for each of those Funds except for RMA New Jersey, which pays at the annual rate of

UBS RMA
Notes to financial statements (unaudited)

0.12% of the Funds’ average daily net assets. At December 31, 2010, the Funds owed UBS Global AM (US) for such service fees as follows:

Money Market Portfolio	$1,556,256

U.S. Government Portfolio	393,687

RMA Tax-Free	462,005

RMA California	95,791

RMA New York	90,710

RMA New Jersey	27,029

Transfer agency related services
 UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the six months ended December 31, 2010, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$1,923,514

U.S. Government Portfolio	129,900

RMA Tax-Free	447,601

RMA California	79,114

RMA New York	70,717

RMA New Jersey	24,112

Securities lending
Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds’ lending agent. At December 31, 2010, the Funds did not have any securities on loan.

UBS RMA
Notes to financial statements (unaudited)

Bank line of credit
RMA Tax-Free, RMA California, RMA New York and RMA New Jersey participate with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the Funds in the Committed Credit Facility. Interest is charged to each Fund at prevailing rates in effect at the time of borrowings. For the six months ended December 31, 2010, the Funds did not borrow under the Committed Credit Facility.

Other liabilities and components of net assets
At December 31, 2010, the Funds had the following liabilities outstanding:

		Payable for	Other
	Dividends	investments	accrued
	payable	purchased	expenses*

Money Market Portfolio	$24,144	$—	$1,882,021

U.S. Government Portfolio	5,090	—	291,671

RMA Tax-Free	6,640	88,770,640	566,937

RMA California	1,324	10,000,093	137,564

RMA New York	1,273	11,180,083	123,087

RMA New Jersey	395	—	59,027

*     Excludes investment advisory and administration and service fees.

At December 31, 2010, the components of net assets for each of the Funds were as follows:

		Accumulated
	Accumulated	net realized	Total
	paid in capital	gain (loss)	net assets

Money Market Portfolio	$15,078,734,638	$106,788	$15,078,841,426

U.S. Government Portfolio	3,609,194,802	(11,931)	3,609,182,871

RMA Tax-Free	4,386,510,240	14,436	4,386,524,676

RMA California	891,025,385	24,953	891,050,338

RMA New York	862,281,675	33,417	862,315,092

RMA New Jersey	266,565,610	5,085	266,570,695

114

UBS RMA
Notes to financial statements (unaudited)

Capital share transactions
There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended	Money Market	U.S. Government	RMA
December 31, 2010:	Portfolio	Portfolio	Tax-Free

Shares sold	64,894,708,280	12,524,564,672	12,774,545,447

Shares repurchased	(64,208,102,207)	(12,541,876,868)	(12,821,507,639)

Dividends reinvested	1,195,581	201,081	236,709

Net increase (decrease) in shares outstanding	687,801,654	(17,111,115)	(46,725,483)

For the year ended	Money Market	U.S. Government	RMA
June 30, 2010:	Portfolio	Portfolio	Tax-Free

Shares sold	134,055,666,689	28,646,367,579	29,562,972,125

Shares repurchased	(136,128,012,860)	(29,682,903,311)	(30,990,865,413)

Dividends reinvested	2,487,924	983,797	581,735

Net decrease in shares outstanding	(2,069,858,247)	(1,035,551,935)	(1,427,311,553)

Beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended
December 31, 2010:	RMA California	RMA New York	RMA New Jersey

Shares sold	2,956,648,637	2,601,515,766	749,810,152

Shares repurchased	(3,068,554,349)	(2,603,514,119)	(755,044,574)

Dividends reinvested	48,811	48,274	15,694

Net decrease in shares outstanding	(111,856,901)	(1,950,079)	(5,218,728)

For the year ended
June 30, 2010:	RMA California	RMA New York	RMA New Jersey

Shares sold	6,594,127,657	5,316,328,574	1,606,635,271

Shares repurchased	(6,810,442,051)	(5,542,284,157)	(1,634,656,886)

Dividends reinvested	250,413	94,896	29,064

Net decrease in shares outstanding	(216,063,981)	(225,860,687)	(27,992,551)

115

UBS RMA
Notes to financial statements (unaudited)

Federal tax status
Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2010 and the fiscal year ended June 30, 2010 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey will be determined after the Funds’ fiscal year ending June 30, 2011. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal year ended June 30, 2010 was as follows:

For the year ended	RMA	RMA	RMA	RMA
June 30, 2010	Tax-Free	California	New York	New Jersey

Tax-exempt income	$506,682	$110,443	$97,299	$29,781

Ordinary income	8,865	29,064	483	158

Long-term capital gains	84,201	115,513	—	—

Total distributions paid	$599,748	$255,020	$97,782	$29,939

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending June 30, 2011.

As of and during the period ended December 31, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the six months ended December 31, 2010, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS RMA
Notes to financial statements (unaudited)

Subsequent event
On February 16, 2011, the boards overseeing the Funds approved proposals expected to result in UBS Financial Services Inc. ceasing to serve as the Funds’ investment advisor, and UBS Global Asset Management (Americas) Inc. transitioning from serving as sub-advisor to serving as the Funds’ sole investment advisor effective as of March 1, 2011. Also, effective on the same date as those changes, the shareholder servicing fee rate increases from 0.125% to 0.15% for each Fund except RMA New Jersey; however, a simultaneous reduction in the fee rate for investment advisory and administration services more than offsets the impact of the increase in the shareholder servicing fee for the five Funds, resulting in no aggregate increase in fees paid by those Funds. (The shareholder servicing fee rate for RMA New Jersey had been previously set at the amount allowed under the related plan; it was not being paid at a lower level.)

UBS RMA
General information (unaudited)

Quarterly Form N-Q portfolio schedules
The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis; (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http:/www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gains dividends for the calendar year 2010.

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund, Inc. (“RMA Money Fund”), UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”), UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Trust”) on July 14-15, 2010, the members of each board, including the board members who are not “interested persons” of RMA Money Fund, RMA Tax-Free Fund, Managed Municipal Trust or Municipal Money Trust (“Independent Board Members”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Contracts for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Contract between RMA Money Fund and UBS Financial Services Inc. (“UBS Financial Services”) with respect to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a “Portfolio” and together the “Portfolios”); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Contract between RMA Tax-Free Fund and UBS Financial Services; the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Contract between Managed Municipal Trust and UBS Financial Services with respect to UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund; and the board of Municipal Money Trust approved the continuance of the Investment Advisory and Administration Contract between Municipal Money Trust and UBS Financial Services with respect to UBS RMA New Jersey Municipal Money Fund (UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund, each a “Municipal Fund” and together with the Portfolios and RMA Tax-Free Fund, each a “Fund” and together the “Funds”). In addition, each board approved the continuation of the Sub-Advisory and Sub-Administration Agreement between UBS Financial Services and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) with respect to each Fund it oversees. Although the board members of RMA Money Fund, RMA Tax-Free Fund, Managed Municipal Trust and Municipal Money Trust met together, each board made decisions independently with respect to the Funds it oversees. In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them. Each board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for each Fund it oversees. The board also took note of the fact that UBS Financial Services and UBS Global AM were considering how

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

responsibilities could be realigned between the two service providers as well as how the current fee arrangements could be restructured.

The Independent Board Members discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Board Members also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Board Members were joined by their independent legal counsel. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, sub-advisory, administration, sub-administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contracts and Sub-Advisory and Sub-Administration Contracts, each board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contracts and the sub-advisory and sub-administration contracts—Each board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to each Fund overseen by it by UBS Financial Services under the applicable Investment Advisory and Administration Contract and UBS Global AM under the applicable Sub-Advisory and Sub-Administration Contract during the past year. Each board also received a description of the administrative and other services rendered to each Fund overseen by it and its shareholders by management, including in particular UBS Financial Services’ oversight of UBS Global AM’s provision of sub-advisory and sub-administration services. Each board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of each Fund’s affairs and UBS Financial Services’ role in overseeing UBS Global AM’s provision of sub-advisory and sub-administrative services to the Funds and management’s role in coordinating providers of other services to the Funds, including custody, accounting and transfer agency services. Each board’s evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services’ and UBS Global AM’s investment management, sub-advisory and other capabilities and the quality of management’s administrative, sub-administrative and other services. Each board observed that the scope of services provided by

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM’s own and the Funds’ expanded compliance programs.

The boards had available to them the qualifications, backgrounds and responsibilities of each Fund’s senior personnel and the person(s)primarily responsible for the day-to-day portfolio management of each Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the boards receive a detailed report on each Fund’s performance. The boards also considered, based on their knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the boards received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of UBS AG, one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $143 billion in assets under management as of March 31, 2010 and was part of the UBS Global Asset Management Division, which had approximately $560 billion of assets under management worldwide as of March 31, 2010. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Contract and its Sub-Advisory and Sub-Administration Contract.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by that Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. Each board also reviewed and considered any fee waiver arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). Each board also received and considered information comparing the applicable Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Funds, as compared to peers in the respective Expense Group.

In connection with its consideration of management fees for UBS funds generally, each board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and, therefore, were not totally comparable. The boards also received information on fees charged to other funds managed by UBS Financial Services and UBS Global AM and sub-advisory fees payable to UBS Global AM.

The boards did not receive comparative information from Lipper with respect to the Funds’ sub-advisory and sub-administration fees (together, each a “Sub-Advisory Fee”). The boards noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Funds, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Funds’ shareholders.

UBS RMA Money Market Portfolio
 The comparative Lipper information showed that the Portfolio’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). UBS Financial Services voluntarily reduces a portion of the Portfolio’s investment advisory and administration fees payable to UBS Financial Services by implementing additional breakpoints for the Portfolio when assets in the Portfolio exceed $5, $10, $15 and $20 billion. The board noted that as of April 30, 2010, the Portfolio’s assets were in excess of $10 billion.

UBS RMA U.S. Government Portfolio
 The comparative Lipper information showed that the Portfolio’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report. UBS Financial Services voluntarily reduces a

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

portion of the Portfolio’s investment advisory and administration fees payable to UBS Financial Services by implementing additional breakpoints for the Portfolio when assets in the Portfolio exceed $5, $10, $15 and $20 billion.

UBS RMA Tax-Free Fund
The comparative Lipper information showed that RMA Tax-Free Fund’s Contractual Management Fee was in the fourth quintile and its Actual Management Fee and total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report. Management noted that although the Fund’s Contractual Management fee was above its Expense Group’s median, it was very close to the median of the Lipper Expense Group and that the Actual Management Fee and Total Expenses were below the Expense Group’s median. UBS Financial Services voluntarily reduces a portion of the Portfolio’s investment advisory and administration fees payable to UBS Financial Services by implementing additional breakpoints for the Portfolio when assets in the Portfolio exceed $5, $10, $15 and $20 billion.

UBS RMA California Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund and UBS RMA New York Municipal Money Fund
The comparative Lipper information showed that RMA California Municipal Money Fund’s Contractual Management Fee was in the second quintile, and its Actual Management Fee and total expenses were in the first quintile for the comparison periods utilized in the Lipper report.

The comparative Lipper information showed that RMA New Jersey Municipal Money Fund’s Contractual Management Fee was in the third quintile, and its Actual Management Fee and total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report.

The comparative Lipper information showed that RMA New York Municipal Money Fund’s Contractual Management Fee was in the second quintile, and its Actual Management Fee and total expenses were in the first quintile for the comparison periods utilized in the Lipper report.

Taking all of the above into consideration, each board determined that the management fee and Sub-Advisory Fee for each Fund overseen by it were reasonable in light of the nature, extent and quality of the services provided to the applicable Fund under its Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Fund performance—The board of each Fund received and considered (a) annualized total return information of each Fund overseen by it compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2010 and (b) annualized performance information for each of the last ten years ended April 30. The boards were provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. Each board also noted that it had received information throughout the year at periodic intervals with respect to each Fund’s performance.

UBS RMA Money Market Portfolio
 The comparative Lipper information showed that the Portfolio’s performance was in the third quintile for the one-year period and since inception, and in the second quintile for the three-, five- and ten-year periods (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Management noted that the Portfolio’s performance for the one-year period ended April 30, 2010 reflected (1) the portfolio manager’s overweighting in lower yielding overnight liquid instruments compared to the investment portfolio positioning of its peers and (2) the imposition on the Fund by management of stringent diversification standards and credit requirements. Based on its review and management’s explanation, the board concluded that the Portfolio’s investment performance was satisfactory.

UBS RMA U.S. Government Portfolio
 The comparative Lipper information showed that the Portfolio’s performance was in the second quintile for the one-year period, in the fourth quintile for the three- and five-year periods and since inception, and the third quintile for the 10-year period. Management noted that over the one-year period ended April 30, 2010 the Portfolio remained conservatively positioned in terms of liquidity, maintaining a higher level of liquidity by maintaining a larger allocation of overnight repurchase agreements, which typically carry lower yields than longer-term investments but provide more flexibility. Management explained that due to the voluntary “yield floor” fee waivers, however, the Portfolio’s performance did not lag its peers over the one-year period. Based on its review and management’s explanation, the board concluded that the Portfolio’s investment performance was satisfactory, but would continue to scrutinize the Portfolio’s performance over the upcoming year.

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

UBS RMA Tax-Free Fund
The comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the one-, three-, five- and ten-year periods and in the fifth quintile since inception. Management explained that the Fund, when compared with its peers, is managed more conservatively, as the Fund’s portfolio managers seek to carefully balance performance with their perspectives on quality and liquidity resulting in a lower yield over time in comparison with its peers. As an example, management noted that the portfolio managers may not have viewed as favorably the credit characteristics of certain higher yielding securities found in peer fund portfolios (e.g., municipal securities with liquidity or credit features linked to weaker foreign or regional banks). Management also discussed relatively lower levels of portfolio positioning in higher yielding securities subject to the alternative minimum tax (“AMT”) versus peers in light of the characteristics of the Fund’s shareholder base. Based on its review and management’s explanation, the board concluded that the Fund’s investment performance was satisfactory, but would continue to scrutinize the Fund over the upcoming year.

UBS RMA California Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund and UBS RMA New York Municipal Money Fund
The comparative Lipper information showed that California Municipal Money Fund’s performance was in the fourth quintile for all comparative periods; New Jersey Municipal Money Fund’s performance was in the fifth quintile for all comparative periods; and New York Municipal Money Fund’s performance was in the fifth quintile for all comparative periods.

Management explained that, in comparison with its Performance Universe, each Municipal Fund’s portfolio was generally of higher overall credit quality (with more stringent credit standards) and contained less exposure to investments subject to AMT, which has resulted in lower yields over time when compared to their respective Lipper peer groups. In addition, Management noted that it maintained larger allocations to overnight and weekly liquidity debt compared to its Performance Universe. Management also explained that New Jersey Municipal Money Fund’s underperformance was also due to a decreased supply of what management viewed as “suitable New Jersey paper”, which resulted in small investments in out-of-state municipal debt. Management indicated that, generally, it stayed away from what it viewed as weaker and riskier credits which certain peer group funds utilized to generate additional yield. These conservative portfolio management decisions resulted in a lower yield over time

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

when compared to each Municipal Fund’s Performance Group. Based on its review and management’s explanation, the board concluded that each Municipal Fund’s investment performance was satisfactory.

Adviser profitability—Each board received and considered a profitability analysis of UBS Financial Services and UBS Global AM and their affiliates in providing services to each Fund, as well as information regarding enhancements to UBS Global AM’s methodology for determining profitability. Each board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Financial Services’ and UBS Global AM’s profitability were considered not excessive in light of the nature, extent and quality of the services provided to each Fund.

Economies of scale—Each board received and considered information from management regarding whether there have been economies of scale with respect to the management of each Fund, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

Each board noted that each Fund’s Contractual Management Fee, after giving effect to the contractual waivers, contained breakpoints. The relevant boards considered that, except for UBS RMA New Jersey Municipal Money Fund, each Fund’s asset level exceeded the breakpoints, and as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. Accordingly, each board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee for each of these Funds. Each board also noted that each Fund may experience other economies of scale as its asset levels fluctuate as certain expenses, such as fees for board members, auditors and legal fees, become a smaller percentage of overall assets if each Fund’s assets increased. Each board also noted that each Fund’s Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Funds, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

UBS RMA
Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Generally, in light of UBS Financial Services’ and UBS Global AM’s profitability data, management fee, and the breakpoints currently in place, each board believed that UBS Financial Services’ sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS Global AM—The boards considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Funds and UBS Financial Services’ and UBS Global AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, each board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract for each Fund overseen by it to continue for another year.

In making their decisions, the boards identified no single factor as being determinative in approving the Investment Advisory and Administration Contracts and the Sub-Advisory and Sub-Administration Contracts. The Independent Board Members were advised by separate independent legal counsel throughout the entire process. The boards discussed the proposed continuance of the Investment Advisory and Administration Contracts and the Sub-Advisory and Sub-Administration Contracts in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

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Board Members
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Robert Sabatino
President	Vice President
(Taxable Funds)
Mark F. Kemper
Vice President and Secretary	Elbridge T. Gerry III
Vice President
Thomas Disbrow	(Tax-Free Funds)
Vice President and Treasurer
Ryan Nugent
Vice President
(Tax-Free Funds)

Erin Houston
Vice President

Investment Advisor and Administrator
 (until March 1, 2011)
UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Sub-Advisor and Sub-Administrator
 (becoming Investment Advisor and Administrator effective March 1, 2011)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2011 UBS Global Asset Management (Americas) Inc.
   All rights reserved.

© 2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
Dec. 2010

www.ubs.com/globalam-us

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a	)	Included as part of the report to shareholders filed under Item 1 of this form.
(b	)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a	)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b	)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a	)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a	)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a	)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b	)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 11, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 11, 2011